Not FDIC Insured May Lose Value No Bank Guarantee
FAS-Q3PH

Schedules of Investments
(unaudited)
Franklin Conservative Allocation Fund 2
Franklin Corefolio Allocation Fund 4
Franklin Global Allocation Fund 5
Franklin Growth Allocation Fund 15
Franklin LifeSmart
™
Retirement Income Fund 17
Franklin LifeSmart
™
2020 Retirement Target Fund 19
Franklin LifeSmart
™
2025 Retirement Target Fund 20
Franklin LifeSmart
™
2030 Retirement Target Fund 22
Franklin LifeSmart
™
2035 Retirement Target Fund 24
Franklin LifeSmart
™
2040 Retirement Target Fund 26
Franklin LifeSmart
™
2045 Retirement Target Fund 28
Franklin LifeSmart
™
2050 Retirement Target Fund 29
Franklin LifeSmart
™
2055 Retirement Target Fund 31
Franklin LifeSmart
™
2060 Retirement Target Fund 32
Franklin Moderate Allocation Fund 33
Notes to Schedules of Investments 35

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2024
Franklin Conservative Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 375,976 $ 9,055,457
Domestic Equity 31.2%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 566,598 24,969,978
a
Franklin Growth Fund , Class R6 ........................................ 405,610 59,713,957
a
Franklin U.S. Core Equity (IU) Fund ..................................... 7,453,256 133,115,148
a
Franklin U.S. Equity Index ETF ......................................... 282,023 14,173,038
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 540,002 31,401,116
iShares MSCI USA Quality Factor ETF ................................... 23,233 4,165,677
iShares MSCI USA Value Factor ETF .................................... 95,178 10,378,209
277,917,123
Domestic Fixed Income 51.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 3,963,815 36,348,187
a
Franklin Investment Grade Corporate ETF ................................. 3,423,174 75,635,714
a
Franklin U.S. Core Bond ETF .......................................... 9,776,768 215,186,664
a
Franklin U.S. Treasury Bond ETF ....................................... 5,130,373 108,045,655
iShares Floating Rate Bond ETF ........................................ 551,660 28,156,726
463,372,946
Foreign Equity 9.1%
a
ClearBridge International Growth Fund , Class IS ............................ 86,205 6,093,000
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,230,404 13,632,871
a
Franklin International Core Equity (IU) Fund ............................... 3,083,541 39,870,181
iShares Core MSCI EAFE ETF ......................................... 73,529 5,738,938
a
Templeton Developing Markets Trust , Class R6 ............................. 393,628 8,065,433
a
Templeton Foreign Fund , Class R6 ...................................... 1,082,041 9,283,914
82,684,337
Foreign Fixed Income 6.3%
a
Franklin High Yield Corporate ETF ...................................... 1,679,431 41,053,691
a
Franklin International Aggregate Bond ETF ................................ 752,046 15,638,797
56,692,488
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 754,969,775 ) ...............................................................
889,722,351
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ................... 6,044,617 6,044,617
Total Money Market Funds (Cost $ 6,044,617 ) ...................................
6,044,617

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 53 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement , 4.809% , 10/01/24 (Maturity Value $ 490,105 )
BNP Paribas Securities Corp. (Maturity Value $67,992)
Deutsche Bank Securities, Inc. (Maturity Value $177,340)
HSBC Securities (USA), Inc. (Maturity Value $244,773)
Collateralized by U.S. Government Agency Securities, 2.5% - 7%, 5/15/27 - 8/20/64;
U.S. Government Agency Strips, 3/15/27 - 2/15/49; U.S. Treasury Bonds, Index
Linked, 0.13%, 4/15/27; and U.S. Treasury Notes, 3.75%, 12/31/28 (valued at
$ 499,883 ) ....................................................... $490,039 $ 490,039
Total Repurchase Agreements (Cost $ 490,039 ) ..................................
490,039
Total Short Term Investments (Cost $ 6,534,656 ) .................................
6,534,656
a
Total Investments (Cost $ 761,504,431 ) 100.0% ..................................
$896,257,007
Other Assets, less Liabilities (0.0) %
†
...........................................
(138,757)
Net Assets 100.0% ...........................................................
$896,118,250
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2024, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2024
Franklin Corefolio Allocation Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 100.1%
Domestic Equity 75.9%
a
Franklin Growth Fund , Class R6 ........................................ 1,741,891 $ 256,441,206
a,b
Franklin Growth Opportunities Fund , Class R6 ............................. 4,260,719 263,781,084
a
Franklin Mutual Shares Fund , Class R6 ................................... 8,975,007 250,582,204
770,804,494
Foreign Equity 24.2%
a
Templeton Growth Fund, Inc. , Class R6 ................................... 8,716,929 245,381,543
Total Investments In Underlying Funds (Cost $ 572,403,571 ) ......................
1,016,186,037
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ................... 906 906
Total Money Market Funds (Cost $ 906 ) .........................................
906
Total Short Term Investments (Cost $ 906 ) ......................................
906
a
Total Investments (Cost $ 572,404,477 ) 100.1% ..................................
$1,016,186,943
Other Assets, less Liabilities (0.1) % ...........................................
(526,148)
Net Assets 100.0% ...........................................................
$1,015,660,795
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2024
Franklin Global Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 59.3%
Aerospace & Defense 0.5%
BAE Systems plc ................................... United Kingdom 464,266 $ 7,708,355
Lockheed Martin Corp. ............................... United States 9,737 5,691,861
13,400,216
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. ............... United States 43,564 5,724,310
Automobile Components 0.2%
Cie Generale des Etablissements Michelin SCA ............ France 102,304 4,155,276
Hankook Tire & Technology Co. Ltd. ..................... South Korea 88,762 2,773,774
6,929,050
Automobiles 0.8%
General Motors Co. .................................. United States 377,852 16,942,884
a
Tesla, Inc. ......................................... United States 26,028 6,809,705
23,752,589
Banks 2.8%
BNP Paribas SA .................................... France 49,252 3,380,060
ING Groep NV ..................................... Netherlands 1,407,299 25,534,951
Intesa Sanpaolo SpA ................................. Italy 2,859,994 12,243,876
JPMorgan Chase & Co. ............................... United States 24,472 5,160,166
NatWest Group plc .................................. United Kingdom 730,733 3,383,076
Shinhan Financial Group Co. Ltd. ....................... South Korea 212,159 8,921,591
UniCredit SpA ...................................... Italy 471,238 20,689,975
79,313,695
Biotechnology 1.9%
AbbVie, Inc. ....................................... United States 226,914 44,810,977
Amgen, Inc. ....................................... United States 10,147 3,269,465
a
Regeneron Pharmaceuticals, Inc. ....................... United States 4,098 4,307,981
52,388,423
Broadline Retail 2.5%
Alibaba Group Holding Ltd. , ADR ....................... China 135,724 14,403,031
a
Amazon.com, Inc. ................................... United States 180,878 33,702,998
a
MercadoLibre, Inc. .................................. Brazil 5,885 12,075,784
a
PDD Holdings, Inc. , ADR .............................. China 78,065 10,523,943
70,705,756
Building Products 0.5%
Cie de Saint-Gobain SA .............................. France 50,459 4,602,402
Owens Corning ..................................... United States 28,943 5,109,018
UFP Industries, Inc. .................................. United States 28,947 3,798,136
13,509,556
Capital Markets 1.3%
3i Group plc ....................................... United Kingdom 314,701 13,941,826
Deutsche Bank AG .................................. Germany 356,564 6,173,277
Partners Group Holding AG ............................ Switzerland 6,603 9,955,190
SEI Investments Co. ................................. United States 110,528 7,647,432
37,717,725
Chemicals 0.5%
LyondellBasell Industries NV , A ......................... United States 45,856 4,397,590
Nitto Denko Corp. ................................... Japan 252,000 4,240,430
Sherwin-Williams Co. (The) ............................ United States 8,824 3,367,856

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
Shin-Etsu Chemical Co. Ltd. ........................... Japan 80,100 $ 3,347,178
15,353,054
Commercial Services & Supplies 0.3%
Cintas Corp. ....................................... United States 35,492 7,307,093
Communications Equipment 0.5%
a
Arista Networks, Inc. ................................. United States 23,325 8,952,602
Cisco Systems, Inc. ................................. United States 71,806 3,821,515
12,774,117
Construction Materials 0.2%
CRH plc .......................................... United States 55,800 5,174,892
Consumer Staples Distribution & Retail 1.7%
Carrefour SA ....................................... France 426,704 7,276,577
Koninklijke Ahold Delhaize NV .......................... Netherlands 175,585 6,065,434
Kroger Co. (The) .................................... United States 198,332 11,364,424
Loblaw Cos. Ltd. .................................... Canada 76,200 10,146,852
Target Corp. ....................................... United States 21,314 3,322,000
Walmart, Inc. ...................................... United States 117,219 9,465,434
47,640,721
Diversified Telecommunication Services 0.4%
Deutsche Telekom AG ................................ Germany 295,996 8,693,963
Telkom Indonesia Persero Tbk. PT ...................... Indonesia 13,349,900 2,643,468
11,337,431
Electric Utilities 0.3%
Iberdrola SA ....................................... Spain 375,036 5,798,257
NRG Energy, Inc. ................................... United States 41,651 3,794,406
9,592,663
Electrical Equipment 1.1%
Eaton Corp. plc ..................................... United States 53,000 17,566,320
Vertiv Holdings Co. , A ................................ United States 52,406 5,213,873
WEG SA .......................................... Brazil 733,490 7,321,708
30,101,901
Electronic Equipment, Instruments & Components 0.3%
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 1,301,000 7,631,532
Entertainment 1.2%
NetEase, Inc. ...................................... China 708,800 13,240,187
a
Netflix, Inc. ........................................ United States 25,088 17,794,166
Nintendo Co. Ltd. ................................... Japan 70,300 3,757,372
34,791,725
Financial Services 2.1%
a
Berkshire Hathaway, Inc. , B ............................ United States 10,066 4,632,977
Equitable Holdings, Inc. ............................... United States 111,383 4,681,428
Investor AB , B ...................................... Sweden 588,101 18,124,474
Mastercard, Inc. , A .................................. United States 16,880 8,335,344
MGIC Investment Corp. ............................... United States 328,187 8,401,587
a
PayPal Holdings, Inc. ................................ United States 47,470 3,704,084
Visa, Inc. , A ........................................ United States 45,846 12,605,358
60,485,252

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 0.2%
Associated British Foods plc ........................... United Kingdom 207,969 $ 6,500,075
Ground Transportation 0.8%
Landstar System, Inc. ................................ United States 18,357 3,467,086
Old Dominion Freight Line, Inc. ......................... United States 52,844 10,496,932
a
Uber Technologies, Inc. ............................... United States 97,060 7,295,030
21,259,048
Health Care Equipment & Supplies 1.9%
Abbott Laboratories .................................. United States 154,153 17,574,983
a
IDEXX Laboratories, Inc. .............................. United States 23,390 11,817,096
a
Insulet Corp. ....................................... United States 69,819 16,250,372
Sonova Holding AG .................................. Switzerland 10,553 3,801,143
Stryker Corp. ...................................... United States 9,937 3,589,841
53,033,435
Health Care Providers & Services 0.8%
Cigna Group (The) .................................. United States 54,341 18,825,896
UnitedHealth Group, Inc. .............................. United States 7,578 4,430,705
23,256,601
Hotels, Restaurants & Leisure 1.5%
Booking Holdings, Inc. ............................... United States 9,396 39,577,079
InterContinental Hotels Group plc ....................... United Kingdom 33,667 3,666,617
43,243,696
Household Durables 0.5%
a
NVR, Inc. ......................................... United States 455 4,464,369
PulteGroup, Inc. .................................... United States 61,365 8,807,718
13,272,087
Household Products 1.1%
Colgate-Palmolive Co. ............................... United States 78,603 8,159,777
Procter & Gamble Co. (The) ........................... United States 137,160 23,756,112
31,915,889
Industrial Conglomerates 1.0%
Hitachi Ltd. ........................................ Japan 1,025,000 27,178,381
Insurance 1.2%
Erie Indemnity Co. , A ................................. United States 26,169 14,126,550
iA Financial Corp., Inc. ............................... Canada 41,000 3,398,602
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 10,635 5,860,884
NN Group NV ...................................... Netherlands 84,660 4,224,585
Ping An Insurance Group Co. of China Ltd. , H .............. China 973,000 6,109,983
33,720,604
Interactive Media & Services 3.1%
Alphabet, Inc. , A .................................... United States 261,519 43,372,926
a,b
Kuaishou Technology , 144A , Reg S ...................... China 1,181,600 8,119,092
Meta Platforms, Inc. , A ............................... United States 50,147 28,706,149
a
Pinterest, Inc. , A .................................... United States 181,803 5,884,963
86,083,130
IT Services 1.3%
Cognizant Technology Solutions Corp. , A .................. United States 43,493 3,356,790
Infosys Ltd. , ADR ................................... India 1,547,100 34,453,917
37,810,707

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services 0.3%
a
Mettler-Toledo International, Inc. ........................ United States 5,962 $ 8,941,211
Machinery 0.9%
Atlas Copco AB , B ................................... Sweden 498,831 8,559,545
Caterpillar, Inc. ..................................... United States 39,416 15,416,386
23,975,931
Metals & Mining 0.6%
Fortescue Ltd. ...................................... Australia 234,543 3,308,609
Reliance, Inc. ...................................... United States 19,628 5,676,614
Steel Dynamics, Inc. ................................. United States 59,001 7,438,846
16,424,069
Oil, Gas & Consumable Fuels 2.3%
Exxon Mobil Corp. ................................... United States 29,108 3,412,040
Marathon Petroleum Corp. ............................ United States 107,124 17,451,571
Petroleo Brasileiro SA ................................ Brazil 2,504,600 18,050,881
Suncor Energy, Inc. .................................. Canada 371,500 13,713,373
Valero Energy Corp. ................................. United States 94,397 12,746,427
65,374,292
Personal Care Products 0.8%
a
BellRing Brands, Inc. ................................. United States 58,222 3,535,240
a
Oddity Tech Ltd. , A .................................. Israel 238,459 9,628,974
Unilever plc ........................................ United Kingdom 137,136 8,891,644
22,055,858
Pharmaceuticals 2.8%
Eli Lilly & Co. ...................................... United States 21,938 19,435,752
GSK plc .......................................... United States 943,958 19,221,384
Johnson & Johnson ................................. United States 130,899 21,213,492
Novartis AG ....................................... Switzerland 71,866 8,274,822
Novo Nordisk A/S , B ................................. Denmark 62,622 7,427,746
Shionogi & Co. Ltd. .................................. Japan 279,900 4,011,860
79,585,056
Professional Services 1.1%
Recruit Holdings Co. Ltd. ............................. Japan 311,500 18,923,059
RELX plc ......................................... United Kingdom 102,703 4,849,621
Verisk Analytics, Inc. , A ............................... United States 26,587 7,124,252
30,896,932
Retail REITs 0.3%
Simon Property Group, Inc. ............................ United States 42,219 7,135,855
Semiconductors & Semiconductor Equipment 5.9%
Applied Materials, Inc. ................................ United States 18,287 3,694,888
ASML Holding NV ................................... Netherlands 3,778 3,143,052
BE Semiconductor Industries NV ........................ Netherlands 20,507 2,615,711
Broadcom, Inc. ..................................... United States 43,460 7,496,850
KLA Corp. ......................................... United States 33,633 26,045,732
Lam Research Corp. ................................. United States 3,719 3,035,001
MediaTek, Inc. ..................................... Taiwan 709,000 26,033,102
Novatek Microelectronics Corp. ......................... Taiwan 466,000 7,558,801
NVIDIA Corp. ...................................... United States 533,362 64,771,481
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ......... Taiwan 110,800 19,242,636
Tokyo Electron Ltd. .................................. Japan 19,200 3,423,808
167,061,062

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 5.0%
a
Adobe, Inc. ........................................ United States 15,879 $ 8,221,828
a
Atlassian Corp. , A ................................... United States 22,990 3,651,042
a
Cadence Design Systems, Inc. ......................... United States 11,322 3,068,602
a
Dropbox, Inc. , A .................................... United States 118,904 3,023,729
a
Fair Isaac Corp. .................................... United States 6,588 12,803,910
a
HubSpot, Inc. ...................................... United States 5,408 2,874,893
Microsoft Corp. ..................................... United States 155,516 66,918,535
a
Monday.com Ltd. .................................... United States 17,636 4,898,752
a
ServiceNow, Inc. .................................... United States 7,935 7,096,984
a
Synopsys, Inc. ..................................... United States 38,834 19,665,149
a
Xero Ltd. .......................................... New Zealand 71,627 7,404,862
139,628,286
Specialty Retail 1.6%
a
AutoZone, Inc. ..................................... United States 5,085 16,017,953
Dick's Sporting Goods, Inc. ............................ United States 21,020 4,386,874
Industria de Diseno Textil SA ........................... Spain 67,640 4,006,439
Ross Stores, Inc. ................................... United States 95,893 14,432,856
Vibra Energia SA .................................... Brazil 1,116,300 4,793,977
43,638,099
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc. ........................................ United States 381,840 88,968,720
Samsung Electronics Co. Ltd. .......................... South Korea 91,900 4,258,725
93,227,445
Textiles, Apparel & Luxury Goods 0.9%
a
Deckers Outdoor Corp. ............................... United States 47,754 7,614,375
a
Lululemon Athletica, Inc. .............................. United States 34,952 9,484,225
Pandora A/S ....................................... Denmark 21,415 3,529,605
Ralph Lauren Corp. , A ................................ United States 19,280 3,737,814
24,366,019
Trading Companies & Distributors 0.6%
Fastenal Co. ....................................... United States 48,550 3,467,441
WW Grainger, Inc. ................................... United States 12,558 13,045,376
16,512,817
Wireless Telecommunication Services 0.2%
Vodafone Group plc ................................. United Kingdom 5,939,151 5,952,648
Total Common Stocks (Cost $ 1,354,828,997 ) ..................................
1,667,680,934
Management Investment Companies 5.3%
Capital Markets 5.3%
c
Franklin BSP Private Credit Fund , Class Advisor ............ United States 3,076,841 32,214,528
c
Franklin FTSE India ETF .............................. United States 165,050 6,915,595
c
Franklin High Yield Corporate ETF ...................... United States 205,000 5,011,225
c
Franklin Systematic Style Premia ETF .................... United States 2,225,000 53,589,570
VanEck J.P. Morgan EM Local Currency Bond ETF .......... United States 2,036,800 51,734,720
149,465,638
Total Management Investment Companies (Cost $ 152,861,630 ) .................
149,465,638

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.4%
Banks 0.4%
d
Itausa SA , 2.71% ................................... Brazil 4,876,700 $ 9,907,699
Total Preferred Stocks (Cost $ 10,289,903 ) ....................................
9,907,699
Principal
Amount
*
Corporate Bonds 7.3%
Automobile Components 0.1%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 3,250,000 2,864,018
Banks 1.4%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 7,780,000 6,754,387
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.287% ,
7/25/27 ......................................... Japan 1,690,000 1,656,859
b
Societe Generale SA , Senior Non-Preferred Note , 144A, 2.625% ,
1/22/25 ......................................... France 7,393,000 7,331,021
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 2.142% ,
9/23/30 ......................................... Japan 5,500,000 4,818,955
b
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 9,889,000 8,777,079
e
US Bancorp , Junior Sub. Bond , 3.7% to 1/14/27, FRN thereafter ,
Perpetual ........................................ United States 8,870,000 8,188,555
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/03/25, FRN
thereafter , 2/04/30 ................................. Australia 1,749,000 1,734,229
39,261,085
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 4% ,
4/13/28 ......................................... Belgium 4,654,000 4,666,188
Biotechnology 0.1%
b
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 1,862,000 1,745,736
Broadline Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 .....
China 6,300,000 6,151,669
Capital Markets 0.5%
Deutsche Bank AG ,
Senior Non-Preferred Bond , 3.547% to 9/17/30, FRN thereafter ,
9/18/31 ......................................... Germany 5,817,000 5,424,287
Senior Non-Preferred Note , 2.129% to 11/23/25, FRN
thereafter , 11/24/26 ................................ Germany 3,491,000 3,381,810
Nomura Holdings, Inc. , Senior Bond , 3.103% , 1/16/30 ........
Japan 6,225,000 5,758,266
14,564,363
Chemicals 0.3%
Nutrien Ltd. , Senior Bond , 2.95% , 5/13/30 .................
Canada 9,075,000 8,446,635
Communications Equipment 0.1%
b
CommScope LLC , Senior Secured Note , 144A, 4.75% , 9/01/29 . United States 4,800,000 4,038,000
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.4% , 10/29/33 ......................... Ireland 3,956,000 3,501,696
Senior Note , 2.45% , 10/29/26 ........................ Ireland 5,527,000 5,309,593
b ,e
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5%
to 6/16/25, FRN thereafter , Perpetual ................... Germany 3,700,000 EUR 4,083,725
12,895,014

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services 0.4%
b
Siemens Financieringsmaatschappij NV , Senior Bond , 144A,
2.35% , 10/15/26 ................................... Germany 6,748,000 $ 6,533,887
b
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 .... Australia 4,654,000 4,617,472
11,151,359
Food Products 0.2%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note , 3.75% , 12/01/31 ........................ United States 4,800,000 4,417,687
Senior Note , 3% , 5/15/32 ........................... United States 1,310,362 1,137,289
5,554,976
Ground Transportation 0.3%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ...... United Kingdom 6,981,000 7,146,302
Health Care Providers & Services 0.3%
b
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A,
2.375% , 2/16/31 ................................... Germany 10,471,000 8,859,999
Household Products 0.2%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A,
2.431% , 7/01/31 ................................... Mexico 7,190,000 6,376,556
Interactive Media & Services 0.2%
b
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 .... China 6,290,000 5,683,683
Metals & Mining 0.5%
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 .............
Luxembourg 6,981,000 6,941,524
b
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 .... Australia 8,144,000 7,304,897
14,246,421
Oil, Gas & Consumable Fuels 0.5%
b
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 9,191,000 8,195,201
Canadian Natural Resources Ltd. , Senior Bond , 3.85% , 6/01/27
Canada 6,399,000 6,311,462
14,506,663
Paper & Forest Products 0.2%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 .........
Brazil 5,591,000 5,155,654
Pharmaceuticals 0.7%
AstraZeneca plc , Senior Bond , 4% , 1/17/29 ................
United Kingdom 4,654,000 4,655,468
b
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 . Germany 8,144,000 8,087,856
Takeda Pharmaceutical Co. Ltd. , Senior Note , 5% , 11/26/28 ...
Japan 6,500,000 6,665,964
19,409,288
Semiconductors & Semiconductor Equipment 0.3%
b
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ........... South Korea 9,308,000 8,943,461
Wireless Telecommunication Services 0.1%
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 ...........
United Kingdom 2,680,000 2,954,645
Total Corporate Bonds (Cost $ 204,314,961 ) ...................................
204,621,715

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities 12.5%
b
Australia Government Bond , Reg S, 1.5% , 6/21/31 .......... Australia 14,160,000 AUD $ 8,475,324
b
Belgium Government Bond , Senior Bond , Reg S, 4% , 3/28/32 .. Belgium 3,665,000 EUR 4,474,097
Brazil Notas do Tesouro Nacional , 6% , 8/15/26 .............
Brazil 34,577,501 BRL 6,289,396
b
Bundesrepublik Deutschland ,
Reg S, Zero Cpn., 8/15/30 ........................... Germany 12,215,000 EUR 12,179,837
Reg S, 2.3% , 2/15/33 ............................... Germany 58,285,000 EUR 66,235,725
Reg S, 1% , 5/15/38 ................................ Germany 8,609,000 EUR 8,095,829
Canada Government Bond ,
2.5% , 12/01/32 ................................... Canada 20,942,000 CAD 15,064,582
2.75% , 6/01/33 ................................... Canada 19,081,000 CAD 13,955,155
b
Canada Housing Trust No. 1 , Senior Bond , 144A, 2.65% ,
12/15/28 ........................................ Canada 21,060,000 CAD 15,432,424
China Government Bond ,
2.5% , 7/25/27 .................................... China 121,580,000 CNY 17,709,846
2.44% , 10/15/27 ................................... China 47,210,000 CNY 6,879,321
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 1,920,000 1,649,568
European Investment Bank , Senior Bond , 2.125% , 4/13/26 ....
Supranational
f
17,160,000 16,736,120
b
Export-Import Bank of Korea , Senior Note , Reg S, 7.15% , 4/18/25 South Korea 306,100,000 INR 3,653,775
b
Finland Government Bond ,
Senior Bond , 144A, Reg S, 0.75% , 4/15/31 .............. Finland 2,202,000 EUR 2,206,392
Senior Bond , 144A, Reg S, 1.375% , 4/15/47 ............. Finland 1,825,000 EUR 1,513,565
b
France Government Bond ,
144A, Reg S, 2.5% , 5/25/30 .......................... France 4,793,000 EUR 5,330,903
144A, Reg S, Zero Cpn., 11/25/30 ..................... France 5,061,000 EUR 4,823,261
144A, Reg S, 1.5% , 5/25/31 .......................... France 5,130,000 EUR 5,337,152
144A, Reg S, 2% , 11/25/32 .......................... France 15,124,000 EUR 15,930,106
International Bank for Reconstruction & Development , Senior
Note , 6% , 1/16/25 ................................. Supranational
f
275,200,000 INR 3,284,681
Japan Government Bond ,
0.1% , 6/20/31 .................................... Japan 2,896,000,000 JPY 19,533,843
0.5% , 9/20/46 .................................... Japan 1,435,000,000 JPY 7,613,707
Mexican Bonos Desarr Fixed Rate , M , 7.5% , 5/26/33 .........
Mexico 143,100,000 MXN 6,501,238
b
Netherlands Government Bond ,
144A, Reg S, 0.5% , 1/15/40 .......................... Netherlands 1,640,000 EUR 1,339,384
144A, Reg S, 3.75% , 1/15/42 ......................... Netherlands 1,006,000 EUR 1,285,430
Petroleos Mexicanos , Senior Note , 6.5% , 3/13/27 ...........
Mexico 5,236,000 5,137,814
Spain Bonos Y Obligaciones del Estado ,
b
Senior Bond , 144A, Reg S, 1.95% , 4/30/26 .............. Spain 2,982,000 EUR 3,299,453
b
Senior Bond , 144A, Reg S, 2.9% , 10/31/46 .............. Spain 1,874,000 EUR 1,894,672
6% , 1/31/29 ...................................... Spain 4,374,000 EUR 5,592,698
b
United Kingdom Gilt ,
Reg S, 4.125% , 1/29/27 ............................. United Kingdom 22,840,000 GBP 30,638,168
Reg S, 4.625% , 1/31/34 ............................. United Kingdom 11,924,000 GBP 16,737,742
Reg S, 1.25% , 10/22/41 ............................. United Kingdom 19,723,000 GBP 16,548,102
Total Foreign Government and Agency Securities (Cost $ 371,071,691 ) ..........
351,379,310
U.S. Government and Agency Securities 6.0%
U.S. Treasury Bonds ,
4%, 11/15/42 ..................................... United States 19,500,000 19,195,313
3.875%, 2/15/43 ................................... United States 25,500,000 24,607,500
3.875%, 5/15/43 ................................... United States 16,200,000 15,601,992
U.S. Treasury Notes ,
1.75%, 3/15/25 ................................... United States 16,700,000 16,510,044
4%, 1/31/29 ...................................... United States 47,020,000 47,822,646
0.875%, 11/15/30 .................................. United States 13,000,000 11,066,504
1.875%, 2/15/32 ................................... United States 25,000,000 22,083,008

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
3.375%, 5/15/33 ................................... United States 11,200,000 $ 10,891,781
Total U.S. Government and Agency Securities (Cost $ 171,540,328 ) ..............
167,778,788
Mortgage-Backed Securities 2.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.3%
FHLMC Pool, 30 Year , 5%, 7/01/53 ...................... United States 5,420,120 5,421,710
FHLMC Pool, 30 Year , 6%, 3/01/54 ...................... United States 2,480,457 2,536,092
7,957,802
Federal National Mortgage Association (FNMA) Fixed Rate 0.6%
FNMA, 30 Year , 2%, 4/01/52 ........................... United States 3,315,897 2,746,044
FNMA, 30 Year , 2.5%, 12/01/51 ......................... United States 4,746,640 4,105,826
FNMA, 30 Year , 3%, 4/01/52 ........................... United States 4,498,429 4,047,079
FNMA, 30 Year , 5.5%, 3/01/54 ......................... United States 7,769,949 7,863,876
18,762,825
Government National Mortgage Association (GNMA) Fixed Rate 1.4%
GNMA II, Single-family, 30 Year , 3%, 7/20/51 ............... United States 26,014,406 23,746,500
GNMA II, Single-family, 30 Year , 3%, 8/20/51 ............... United States 16,934,979 15,460,104
39,206,604
Total Mortgage-Backed Securities (Cost $ 70,892,270 ) ..........................
65,927,231
Total Long Term Investments (Cost $ 2,335,799,780 ) ...........................
2,616,761,315
a
Short Term Investments 5.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 5.6%
c,g
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ... United States 157,220,829 157,220,829
Total Money Market Funds (Cost $ 157,220,829 ) ...............................
157,220,829
Total Short Term Investments (Cost $ 157,220,829 ) .............................
157,220,829
a
Total Investments (Cost $ 2,493,020,609 ) 98.7% ................................
$2,773,982,144
Other Assets, less Liabilities 1.3% ...........................................
38,158,578
Net Assets 100.0% .........................................................
$2,812,140,722
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $340,893,713, representing 12.1% of net assets.
c
See Note 4 regarding investments in affiliated management investment companies.
d
Variable rate security. The rate shown represents the yield at period end.
e
Perpetual security with no stated maturity date.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2024, the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 53 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... JPHQ Sell 46,678,000 60,322,763 10/25/24 $ — $ (2,083,762)
Canadian Dollar .... BZWS Sell 58,160,000 42,474,431 10/25/24 — (556,831)
Chinese Yuan ...... BZWS Sell 168,574,000 23,292,494 10/25/24 — (816,592)
Euro ............. BZWS Sell 127,955,000 139,895,750 10/25/24 — (2,700,244)
Total Forward Exchange Contracts ................................................... — $(6,157,429)
Net unrealized appreciation (depreciation) ............................................ $(6,157,429)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2024
Franklin Growth Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 584,482 $ 14,077,366
Domestic Equity 61.9%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 1,761,516 77,629,993
a
Franklin Growth Fund , Class R6 ........................................ 1,260,994 185,643,468
a
Franklin U.S. Core Equity (IU) Fund ..................................... 18,449,558 329,509,114
a
Franklin U.S. Equity Index ETF ......................................... 2,553,225 128,312,067
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,678,901 97,628,093
iShares MSCI USA Quality Factor ETF ................................... 72,250 12,954,425
iShares MSCI USA Value Factor ETF .................................... 295,950 32,270,388
863,947,548
Domestic Fixed Income 15.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 1,912,387 17,536,589
a
Franklin Investment Grade Corporate ETF ................................. 1,651,472 36,489,604
a
Franklin U.S. Core Bond ETF .......................................... 4,716,663 103,813,753
a
Franklin U.S. Treasury Bond ETF ....................................... 2,475,068 52,124,932
iShares Floating Rate Bond ETF ........................................ 266,125 13,583,020
223,547,898
Foreign Equity 18.4%
a
ClearBridge International Growth Fund , Class IS ............................ 268,031 18,944,405
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,785,621 41,944,681
a
Franklin International Core Equity (IU) Fund ............................... 9,587,092 123,961,099
iShares Core MSCI EAFE ETF ......................................... 230,372 17,980,534
a
Templeton Developing Markets Trust , Class R6 ............................. 1,212,008 24,834,046
a
Templeton Foreign Fund , Class R6 ...................................... 3,316,175 28,452,781
256,117,546
Foreign Fixed Income 1.9%
a
Franklin High Yield Corporate ETF ...................................... 810,206 19,805,486
a
Franklin International Aggregate Bond ETF ................................ 362,799 7,544,405
27,349,891
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 947,629,479 ) ...............................................................
1,385,040,249
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ................... 10,172,406 10,172,406
Total Money Market Funds (Cost $ 10,172,406 ) ..................................
10,172,406

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 53 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement , 4.809% , 10/01/24 (Maturity Value $ 681,549 )
BNP Paribas Securities Corp. (Maturity Value $94,551)
Deutsche Bank Securities, Inc. (Maturity Value $246,612)
HSBC Securities (USA), Inc. (Maturity Value $340,386)
Collateralized by U.S. Government Agency Securities, 2.5% - 7%, 5/15/27 - 8/20/64;
U.S. Government Agency Strips, 3/15/27 - 2/15/49; U.S. Treasury Bonds, Index
Linked, 0.13%, 4/15/27; and U.S. Treasury Notes, 3.75%, 12/31/28 (valued at
$ 695,147 ) ....................................................... $681,458 $ 681,458
Total Repurchase Agreements (Cost $ 681,458 ) ..................................
681,458
Total Short Term Investments (Cost $ 10,853,864 ) ................................
10,853,864
a
Total Investments (Cost $ 958,483,343 ) 99.9% ...................................
$1,395,894,113
Other Assets, less Liabilities 0.1% .............................................
1,151,912
Net Assets 100.0% ...........................................................
$1,397,046,025
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2024, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2024
Franklin LifeSmart™ Retirement Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
92.7%
Domestic Equity 28.2%
a
ClearBridge Tactical Dividend Income Fund, Class IS ........................ 198,931 $ 4,939,450
a
Franklin U.S. Core Equity (IU) Fund ..................................... 51,988 928,514
JPMorgan Equity Premium Income ETF .................................. 84,325 5,018,181
JPMorgan Nasdaq Equity Premium Income ETF ............................ 38,800 2,131,284
13,017,429
Domestic Fixed Income 36.1%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 247,240 2,267,194
a
Franklin Investment Grade Corporate ETF ................................. 165,804 3,663,473
a
Franklin U.S. Core Bond ETF .......................................... 303,119 6,671,649
a
Franklin U.S. Government Securities Fund, Class R6 ........................ 789,375 4,120,539
16,722,855
Foreign Equity 6.0%
a
Franklin International Core Dividend Tilt Index ETF .......................... 41,425 1,373,653
a
Templeton Developing Markets Trust, Class R6 ............................. 22,093 452,685
a
Templeton Foreign Fund, Class R6 ...................................... 106,783 916,201
2,742,539
Foreign Fixed Income 22.4%
a
BrandywineGLOBAL High Yield Fund, Class IS ............................. 804,998 8,339,779
a
Franklin High Yield Corporate ETF ...................................... 83,355 2,037,613
10,377,392
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$41,817,612) ................................................................
42,860,215
Units
a a a a
Index-Linked Notes 5.0%
Capital Markets 5.0%
b,c,d
UBS AG into S&P 500 Index, Senior Note, 144A, 5.41%, 5/07/27 ................ 1,999 2,301,283
Total Index-Linked Notes (Cost $2,099,710) .....................................
2,301,283
Total Long Term Investments (Cost $43,917,322) ................................
45,161,498
a
a a a a
Short Term Investments 2.5%
Shares
a
Money Market Funds 2.5%
a,e
Institutional Fiduciary Trust - Money Market Portfolio, 4.74% ................... 1,172,128 1,172,128
Total Money Market Funds (Cost $1,172,128) ...................................
1,172,128
Total Short Term Investments (Cost $1,172,128) .................................
1,172,128
a
Total Investments (Cost $45,089,450) 100.2% ...................................
$46,333,626
Other Assets, less Liabilities (0.2)% ...........................................
(99,524)
Net Assets 100.0% ...........................................................
$46,234,102

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 53 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the value of this security was $2,301,283, representing 5.0% of net assets.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2024
Franklin LifeSmart™ 2020 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 53 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 11,210 $ 269,995
Domestic Equity 29.3%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 16,028 706,352
a
Franklin Growth Fund , Class R6 ........................................ 11,474 1,689,183
a
Franklin U.S. Core Equity (IU) Fund ..................................... 210,835 3,765,519
a
Franklin U.S. Equity Index ETF ......................................... 7,975 400,783
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 15,253 886,962
iShares MSCI USA Quality Factor ETF ................................... 650 116,545
iShares MSCI USA Value Factor ETF .................................... 2,675 291,682
7,857,026
Domestic Fixed Income 46.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 107,394 984,807
a
Franklin Investment Grade Corporate ETF ................................. 92,728 2,048,844
a
Franklin U.S. Core Bond ETF .......................................... 264,863 5,829,635
a
Franklin U.S. Treasury Bond ETF ....................................... 138,998 2,927,298
iShares Floating Rate Bond ETF ........................................ 14,925 761,772
12,552,356
Foreign Equity 16.0%
a
ClearBridge International Growth Fund , Class IS ............................ 4,453 314,739
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 64,343 712,916
a
Franklin International Core Equity (IU) Fund ............................... 159,282 2,059,512
iShares Core MSCI EAFE ETF ......................................... 3,904 304,707
a
Templeton Developing Markets Trust , Class R6 ............................. 20,616 422,421
a
Templeton Foreign Fund , Class R6 ...................................... 54,273 465,658
4,279,953
Foreign Fixed Income 5.8%
a
Franklin High Yield Corporate ETF ...................................... 45,488 1,111,954
a
Franklin International Aggregate Bond ETF ................................ 20,371 423,615
1,535,569
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 22,483,218 ) ................................................................
26,494,899
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ................... 237,824 237,824
Total Money Market Funds (Cost $ 237,824 ) .....................................
237,824
Total Short Term Investments (Cost $ 237,824 ) ..................................
237,824
a
Total Investments (Cost $ 22,721,042 ) 99.9% ....................................
$26,732,723
Other Assets, less Liabilities 0.1% .............................................
17,087
Net Assets 100.0% ...........................................................
$26,749,810
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2024
Franklin LifeSmart™ 2025 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 48,058 $ 1,157,487
Domestic Equity 35.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 82,038 3,615,434
a
Franklin Growth Fund, Class R6 ........................................ 58,728 8,645,986
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,079,140 19,273,435
a
Franklin U.S. Equity Index ETF ......................................... 40,825 2,051,656
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 78,186 4,546,516
iShares MSCI USA Quality Factor ETF ................................... 3,350 600,655
iShares MSCI USA Value Factor ETF .................................... 13,775 1,502,026
40,235,708
Domestic Fixed Income 39.1%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 383,501 3,516,708
a
Franklin Investment Grade Corporate ETF ................................. 331,165 7,317,157
a
Franklin U.S. Core Bond ETF .......................................... 945,858 20,818,335
a
Franklin U.S. Treasury Bond ETF ....................................... 496,338 10,452,878
iShares Floating Rate Bond ETF ........................................ 53,350 2,722,984
44,828,062
Foreign Equity 19.2%
a
ClearBridge International Growth Fund, Class IS ............................ 22,800 1,611,496
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 329,718 3,653,274
a
Franklin International Core Equity (IU) Fund ............................... 815,532 10,544,823
iShares Core MSCI EAFE ETF ......................................... 19,992 1,560,376
a
Templeton Developing Markets Trust, Class R6 ............................. 105,647 2,164,706
a
Templeton Foreign Fund, Class R6 ...................................... 277,903 2,384,405
21,919,080
Foreign Fixed Income 4.8%
a
Franklin High Yield Corporate ETF ...................................... 162,478 3,971,775
a
Franklin International Aggregate Bond ETF ................................ 72,758 1,513,003
5,484,778
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$91,335,005) ................................................................
113,625,115
a a a a
Short Term Investments 1.0%
a
Money Market Funds 1.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 4.74% ................... 1,107,561 1,107,561
Total Money Market Funds (Cost $1,107,561) ...................................
1,107,561
Total Short Term Investments (Cost $1,107,561) .................................
1,107,561
a
Total Investments (Cost $92,442,566) 100.1% ...................................
$114,732,676
Other Assets, less Liabilities (0.1)% ...........................................
(18,006)
Net Assets 100.0% ...........................................................
$114,714,670

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 53 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2024
Franklin LifeSmart™ 2030 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 31,286 $ 753,529
Domestic Equity 40.8%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 62,112 2,737,291
a
Franklin Growth Fund , Class R6 ........................................ 44,464 6,545,958
a
Franklin U.S. Core Equity (IU) Fund ..................................... 817,024 14,592,049
a
Franklin U.S. Equity Index ETF ......................................... 30,896 1,552,675
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 59,195 3,442,189
iShares MSCI USA Quality Factor ETF ................................... 2,539 455,243
iShares MSCI USA Value Factor ETF .................................... 10,430 1,137,287
30,462,692
Domestic Fixed Income 31.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 199,651 1,830,803
a
Franklin Investment Grade Corporate ETF ................................. 172,404 3,809,301
a
Franklin U.S. Core Bond ETF .......................................... 492,400 10,837,724
a
Franklin U.S. Treasury Bond ETF ....................................... 258,393 5,441,757
iShares Floating Rate Bond ETF ........................................ 27,775 1,417,636
23,337,221
Foreign Equity 22.2%
a
ClearBridge International Growth Fund , Class IS ............................ 17,251 1,219,312
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 249,778 2,767,540
a
Franklin International Core Equity (IU) Fund ............................... 617,056 7,978,539
iShares Core MSCI EAFE ETF ......................................... 15,132 1,181,053
a
Templeton Developing Markets Trust , Class R6 ............................. 80,035 1,639,909
a
Templeton Foreign Fund , Class R6 ...................................... 210,276 1,804,168
16,590,521
Foreign Fixed Income 3.9%
a
Franklin High Yield Corporate ETF ...................................... 84,564 2,067,167
a
Franklin International Aggregate Bond ETF ................................ 37,858 787,257
2,854,424
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 58,275,439 ) ................................................................
73,998,387
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ................... 598,969 598,969
Total Money Market Funds (Cost $ 598,969 ) .....................................
598,969

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 53 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement , 4.809% , 10/01/24 (Maturity Value $ 34,441 )
BNP Paribas Securities Corp. (Maturity Value $4,778)
Deutsche Bank Securities, Inc. (Maturity Value $12,462)
HSBC Securities (USA), Inc. (Maturity Value $17,201)
Collateralized by U.S. Government Agency Securities, 2.5% - 7%, 5/15/27 - 8/20/64;
U.S. Government Agency Strips, 3/15/27 - 2/15/49; U.S. Treasury Bonds, Index
Linked, 0.13%, 4/15/27; and U.S. Treasury Notes, 3.75%, 12/31/28 (valued at
$ 35,129 ) ........................................................ $34,437 $ 34,437
Total Repurchase Agreements (Cost $ 34,437 ) ...................................
34,437
Total Short Term Investments (Cost $ 633,406 ) ..................................
633,406
a
Total Investments (Cost $ 58,908,845 ) 99.9% ....................................
$74,631,793
Other Assets, less Liabilities 0.1% .............................................
75,285
Net Assets 100.0% ...........................................................
$74,707,078
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2024, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2024
Franklin LifeSmart™ 2035 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 60,500 $ 1,457,155
Domestic Equity 46.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 136,701 6,024,418
a
Franklin Growth Fund, Class R6 ........................................ 97,859 14,406,730
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,798,142 32,114,821
a
Franklin U.S. Equity Index ETF ......................................... 68,037 3,419,193
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 130,274 7,575,433
iShares MSCI USA Quality Factor ETF ................................... 5,589 1,002,108
iShares MSCI USA Value Factor ETF .................................... 22,958 2,503,340
67,046,043
Domestic Fixed Income 23.4%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 290,351 2,662,519
a
Franklin Investment Grade Corporate ETF ................................. 250,721 5,539,731
a
Franklin U.S. Core Bond ETF .......................................... 716,109 15,761,559
a
Franklin U.S. Treasury Bond ETF ....................................... 375,768 7,913,674
iShares Floating Rate Bond ETF ........................................ 40,383 2,061,148
33,938,631
Foreign Equity 25.4%
a
ClearBridge International Growth Fund, Class IS ............................ 37,987 2,684,923
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 549,206 6,085,205
a
Franklin International Core Equity (IU) Fund ............................... 1,358,747 17,568,597
iShares Core MSCI EAFE ETF ......................................... 33,299 2,598,987
a
Templeton Developing Markets Trust, Class R6 ............................. 175,982 3,605,881
a
Templeton Foreign Fund, Class R6 ...................................... 463,056 3,973,018
36,516,611
Foreign Fixed Income 2.9%
a
Franklin High Yield Corporate ETF ...................................... 123,012 3,007,028
a
Franklin International Aggregate Bond ETF ................................ 55,077 1,145,326
4,152,354
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$107,633,323) ...............................................................
143,110,794
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.8%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 4.74% ................... 1,068,514 1,068,514
Total Money Market Funds (Cost $1,068,514) ...................................
1,068,514

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 53 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement, 4.809%, 10/01/24 (Maturity Value $168,680)
BNP Paribas Securities Corp. (Maturity Value $23,401)
Deutsche Bank Securities, Inc. (Maturity Value $61,035)
HSBC Securities (USA), Inc. (Maturity Value $84,244)
Collateralized by U.S. Government Agency Securities, 2.5% - 7%, 5/15/27 - 8/20/64;
U.S. Government Agency Strips, 3/15/27 - 2/15/49; U.S. Treasury Bonds, Index
Linked, 0.13%, 4/15/27; and U.S. Treasury Notes, 3.75%, 12/31/28 (valued at
$172,046) ....................................................... $168,658 $ 168,658
Total Repurchase Agreements (Cost $168,658) ..................................
168,658
Total Short Term Investments (Cost $1,237,172) .................................
1,237,172
a
Total Investments (Cost $108,870,495) 100.0% ..................................
$144,347,966
Other Assets, less Liabilities 0.0%
†
............................................
63,306
Net Assets 100.0% ...........................................................
$144,411,272
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2024, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2024
Franklin LifeSmart™ 2040 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 25,837 $ 622,289
Domestic Equity 51.6%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 65,111 2,869,421
a
Franklin Growth Fund , Class R6 ........................................ 46,610 6,861,869
a
Franklin U.S. Core Equity (IU) Fund ..................................... 681,940 12,179,452
a
Franklin U.S. Equity Index ETF ......................................... 94,375 4,742,806
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 62,042 3,607,742
iShares MSCI USA Quality Factor ETF ................................... 2,650 475,145
iShares MSCI USA Value Factor ETF .................................... 10,925 1,191,262
31,927,697
Domestic Fixed Income 16.6%
a
Franklin Investment Grade Corporate ETF ................................. 82,053 1,812,977
a
Franklin U.S. Core Bond ETF .......................................... 234,402 5,159,188
a
Franklin U.S. Treasury Bond ETF ....................................... 122,996 2,590,296
iShares Floating Rate Bond ETF ........................................ 13,225 675,004
10,237,465
Foreign Equity 28.2%
a
ClearBridge International Growth Fund , Class IS ............................ 18,091 1,278,672
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 261,639 2,898,964
a
Franklin International Core Equity (IU) Fund ............................... 647,087 8,366,833
iShares Core MSCI EAFE ETF ......................................... 15,859 1,237,795
a
Templeton Developing Markets Trust , Class R6 ............................. 83,839 1,717,870
a
Templeton Foreign Fund , Class R6 ...................................... 220,540 1,892,233
17,392,367
Foreign Fixed Income 1.6%
a
Franklin High Yield Corporate ETF ...................................... 40,248 983,862
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 45,474,989 ) ................................................................
61,163,680
a a a a
Short Term Investments 1.0%
a
Money Market Funds 0.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ................... 566,335 566,335
Total Money Market Funds (Cost $ 566,335 ) .....................................
566,335

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 53 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement , 4.809% , 10/01/24 (Maturity Value $ 44,118 )
BNP Paribas Securities Corp. (Maturity Value $6,120)
Deutsche Bank Securities, Inc. (Maturity Value $15,964)
HSBC Securities (USA), Inc. (Maturity Value $22,034)
Collateralized by U.S. Government Agency Securities, 2.5% - 7%, 5/15/27 - 8/20/64;
U.S. Government Agency Strips, 3/15/27 - 2/15/49; U.S. Treasury Bonds, Index
Linked, 0.13%, 4/15/27; and U.S. Treasury Notes, 3.75%, 12/31/28 (valued at
$ 44,998 ) ........................................................ $44,112 $ 44,112
Total Repurchase Agreements (Cost $ 44,112 ) ...................................
44,112
Total Short Term Investments (Cost $ 610,447 ) ..................................
610,447
a
Total Investments (Cost $ 46,085,436 ) 100.0% ...................................
$61,774,127
Other Assets, less Liabilities (0.0) %
†
...........................................
(17,506)
Net Assets 100.0% ...........................................................
$61,756,621
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2024, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2024
Franklin LifeSmart™ 2045 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 53 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 43,959 $ 1,058,761
Domestic Equity 57.1%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 122,373 5,392,988
a
Franklin Growth Fund , Class R6 ........................................ 87,601 12,896,667
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,281,680 22,890,810
a
Franklin U.S. Equity Index ETF ......................................... 177,375 8,913,963
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 116,617 6,781,279
iShares MSCI USA Quality Factor ETF ................................... 5,000 896,500
iShares MSCI USA Value Factor ETF .................................... 20,550 2,240,772
60,012,979
Domestic Fixed Income 9.8%
a
Franklin U.S. Core Bond ETF .......................................... 466,586 10,269,558
Foreign Equity 31.2%
a
ClearBridge International Growth Fund , Class IS ............................ 33,994 2,402,716
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 491,860 5,449,813
a
Franklin International Core Equity (IU) Fund ............................... 1,215,919 15,721,828
iShares Core MSCI EAFE ETF ......................................... 29,802 2,326,046
a
Templeton Developing Markets Trust , Class R6 ............................. 157,613 3,229,486
a
Templeton Foreign Fund , Class R6 ...................................... 414,419 3,555,719
32,685,608
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 73,054,721 ) ................................................................
104,026,906
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ................... 784,908 784,908
Total Money Market Funds (Cost $ 784,908 ) .....................................
784,908
Total Short Term Investments (Cost $ 784,908 ) ..................................
784,908
a
Total Investments (Cost $ 73,839,629 ) 99.8% ....................................
$104,811,814
Other Assets, less Liabilities 0.2% .............................................
181,038
Net Assets 100.0% ...........................................................
$104,992,852
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2024
Franklin LifeSmart™ 2050 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 23,988 $ 577,756
Domestic Equity 60.9%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 71,172 3,136,529
a
Franklin Growth Fund , Class R6 ........................................ 50,948 7,500,553
a
Franklin U.S. Core Equity (IU) Fund ..................................... 745,401 13,312,864
a
Franklin U.S. Equity Index ETF ......................................... 103,155 5,184,044
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 67,812 3,943,268
iShares MSCI USA Quality Factor ETF ................................... 2,911 521,942
iShares MSCI USA Value Factor ETF .................................... 11,947 1,302,701
34,901,901
Domestic Fixed Income 4.0%
a
Franklin U.S. Core Bond ETF .......................................... 103,909 2,287,037
Foreign Equity 33.1%
a
ClearBridge International Growth Fund , Class IS ............................ 19,774 1,397,613
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 286,069 3,169,648
a
Franklin International Core Equity (IU) Fund ............................... 707,266 9,144,945
iShares Core MSCI EAFE ETF ......................................... 17,332 1,352,763
a
Templeton Developing Markets Trust , Class R6 ............................. 91,673 1,878,383
a
Templeton Foreign Fund , Class R6 ...................................... 241,087 2,068,530
19,011,882
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 41,109,344 ) ................................................................
56,778,576
a a a a
Short Term Investments 1.3%
a
Money Market Funds 1.2%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ................... 698,566 698,566
Total Money Market Funds (Cost $ 698,566 ) .....................................
698,566
Principal
Amount
Repurchase Agreements 0.1%
c
Joint Repurchase Agreement , 4.809% , 10/01/24 (Maturity Value $ 51,248 )
BNP Paribas Securities Corp. (Maturity Value $7,109)
Deutsche Bank Securities, Inc. (Maturity Value $18,544)
HSBC Securities (USA), Inc. (Maturity Value $25,595)
Collateralized by U.S. Government Agency Securities, 2.5% - 7%, 5/15/27 - 8/20/64;
U.S. Government Agency Strips, 3/15/27 - 2/15/49; U.S. Treasury Bonds, Index
Linked, 0.13%, 4/15/27; and U.S. Treasury Notes, 3.75%, 12/31/28 (valued at
$ 52,270 ) ........................................................ $51,241 51,241
Total Repurchase Agreements (Cost $ 51,241 ) ...................................
51,241
Total Short Term Investments (Cost $ 749,807 ) ..................................
749,807
a
Total Investments (Cost $ 41,859,151 ) 100.3% ...................................
$57,528,383
Other Assets, less Liabilities (0.3) % ...........................................
(182,259)
Net Assets 100.0% ...........................................................
$57,346,124

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 53 .
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2024, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2024
Franklin LifeSmart™ 2055 Retirement Target Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 53 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 17,263 $ 415,783
Domestic Equity 61.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 51,757 2,280,916
a
Franklin Growth Fund, Class R6 ........................................ 37,050 5,454,487
a
Franklin U.S. Core Equity (IU) Fund ..................................... 542,065 9,681,287
a
Franklin U.S. Equity Index ETF ......................................... 75,000 3,769,117
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 49,324 2,868,191
iShares MSCI USA Quality Factor ETF ................................... 2,100 376,530
iShares MSCI USA Value Factor ETF .................................... 8,675 945,922
25,376,450
Domestic Fixed Income 3.0%
a
Franklin U.S. Core Bond ETF .......................................... 56,071 1,234,123
Foreign Equity 33.6%
a
ClearBridge International Growth Fund, Class IS ............................ 14,378 1,016,267
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 207,896 2,303,484
a
Franklin International Core Equity (IU) Fund ............................... 514,286 6,649,720
iShares Core MSCI EAFE ETF ......................................... 12,605 983,820
a
Templeton Developing Markets Trust, Class R6 ............................. 66,621 1,365,069
a
Templeton Foreign Fund, Class R6 ...................................... 175,302 1,504,091
13,822,451
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$29,693,271) ................................................................
40,848,807
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 4.74% ................... 388,607 388,607
Total Money Market Funds (Cost $388,607) .....................................
388,607
Total Short Term Investments (Cost $388,607) ..................................
388,607
a
Total Investments (Cost $30,081,878) 100.0% ...................................
$41,237,414
Other Assets, less Liabilities 0.0%
†
............................................
2,930
Net Assets 100.0% ...........................................................
$41,240,344
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2024
Franklin LifeSmart™ 2060 Retirement Target Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 53 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 3,169 $ 76,326
Domestic Equity 61.1%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 9,525 419,765
a
Franklin Growth Fund , Class R6 ........................................ 6,818 1,003,805
a
Franklin U.S. Core Equity (IU) Fund ..................................... 99,757 1,781,669
a
Franklin U.S. Equity Index ETF ......................................... 13,800 693,518
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 9,055 526,548
iShares MSCI USA Quality Factor ETF ................................... 400 71,720
iShares MSCI USA Value Factor ETF .................................... 1,600 174,464
4,671,489
Domestic Fixed Income 3.0%
a
Franklin U.S. Core Bond ETF .......................................... 10,300 226,703
Foreign Equity 33.2%
a
ClearBridge International Growth Fund , Class IS ............................ 2,646 187,029
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 38,261 423,926
a
Franklin International Core Equity (IU) Fund ............................... 94,647 1,223,781
iShares Core MSCI EAFE ETF ......................................... 2,314 180,608
a
Templeton Developing Markets Trust , Class R6 ............................. 12,261 251,232
a
Templeton Foreign Fund , Class R6 ...................................... 32,261 276,801
2,543,377
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 6,180,340 ) .................................................................
7,517,895
a a a a
Short Term Investments 1.4%
a
Money Market Funds 1.4%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ................... 108,092 108,092
Total Money Market Funds (Cost $ 108,092 ) .....................................
108,092
Total Short Term Investments (Cost $ 108,092 ) ..................................
108,092
a
Total Investments (Cost $ 6,288,432 ) 99.7% .....................................
$7,625,987
Other Assets, less Liabilities 0.3% .............................................
24,407
Net Assets 100.0% ...........................................................
$7,650,394
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments (unaudited), September 30, 2024
Franklin Moderate Allocation Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 715,148 $ 17,224,483
Domestic Equity 46.4%
a
ClearBridge Large Cap Value Fund , Class IS ............................... 1,610,404 70,970,505
a
Franklin Growth Fund , Class R6 ........................................ 1,157,192 170,361,853
a
Franklin U.S. Core Equity (IU) Fund ..................................... 21,263,599 379,767,875
a
Franklin U.S. Equity Index ETF ......................................... 804,650 40,437,605
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,540,667 89,589,786
iShares MSCI USA Quality Factor ETF ................................... 66,300 11,887,590
iShares MSCI USA Value Factor ETF .................................... 271,575 29,612,538
792,627,752
Domestic Fixed Income 33.9%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 4,939,687 45,296,928
a
Franklin Investment Grade Corporate ETF ................................. 4,265,823 94,254,212
a
Franklin U.S. Core Bond ETF .......................................... 12,183,341 268,155,336
a
Franklin U.S. Treasury Bond ETF ....................................... 6,393,222 134,641,255
iShares Floating Rate Bond ETF ........................................ 687,450 35,087,448
577,435,179
Foreign Equity 13.8%
a
ClearBridge International Growth Fund , Class IS ............................ 245,953 17,383,989
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,486,124 38,626,251
a
Franklin International Core Equity (IU) Fund ............................... 8,797,557 113,752,407
iShares Core MSCI EAFE ETF ......................................... 211,947 16,542,463
a
Templeton Developing Markets Trust , Class R6 ............................. 1,115,677 22,860,215
a
Templeton Foreign Fund , Class R6 ...................................... 3,057,611 26,234,306
235,399,631
Foreign Fixed Income 4.1%
a
Franklin High Yield Corporate ETF ...................................... 2,092,845 51,159,596
a
Franklin International Aggregate Bond ETF ................................ 937,163 19,488,305
70,647,901
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 1,286,619,907 ) ..............................................................
1,693,334,946
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.7%
a,b
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ................... 11,358,076 11,358,076
Total Money Market Funds (Cost $ 11,358,076 ) ..................................
11,358,076

Franklin Fund Allocator Series
Schedule of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 53 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
c
Joint Repurchase Agreement , 4.809% , 10/01/24 (Maturity Value $ 917,336 )
BNP Paribas Securities Corp. (Maturity Value $127,262)
Deutsche Bank Securities, Inc. (Maturity Value $331,929)
HSBC Securities (USA), Inc. (Maturity Value $458,145)
Collateralized by U.S. Government Agency Securities, 2.5% - 7%, 5/15/27 - 8/20/64;
U.S. Government Agency Strips, 3/15/27 - 2/15/49; U.S. Treasury Bonds, Index
Linked, 0.13%, 4/15/27; and U.S. Treasury Notes, 3.75%, 12/31/28 (valued at
$ 935,638 ) ....................................................... $917,214 $ 917,214
Total Repurchase Agreements (Cost $ 917,214 ) ..................................
917,214
Total Short Term Investments (Cost $ 12,275,290 ) ................................
12,275,290
a
Total Investments (Cost $ 1,298,895,197 ) 99.9% ..................................
$1,705,610,236
Other Assets, less Liabilities 0.1% .............................................
1,204,759
Net Assets 100.0% ...........................................................
$1,706,814,995
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2024, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds, fifteen of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT
Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the period ended September 30, 2024, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 35,532,536 $ 5,745,294 $ (4,305,074) $ (1,145,663) $ 521,094 $ 36,348,187 3,963,815 $ 924,870
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
ClearBridge International Growth
Fund, Class IS ............ $ 6,472,793 $ 207,688 $ (1,531,025) $ 132,912 $ 810,632 $ 6,093,000 86,205 $ —
ClearBridge Large Cap Value Fund,
Class IS ................. 26,439,391 1,596,769 (5,197,981) 446,942 1,684,857 24,969,978 566,598 287,319
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 13,340,652 1,621,965 (3,337,957) (100,538) 2,108,749 13,632,871 1,230,404 192,368
Franklin Growth Fund, Class R6 . 63,091,507 1,631,989 (15,951,864) 5,217,280 5,725,045 59,713,957 405,610 —
Franklin High Yield Corporate ETF 18,243,540 24,232,120 (2,364,256) (231,598) 1,173,885 41,053,691 1,679,431 778,408
Franklin International Aggregate
Bond ETF ................ 15,322,392 1,639,153 (1,621,733) (418,491) 717,476 15,638,797 752,046 —
Franklin International Core Equity
(IU) Fund ................ 42,320,816 2,514,252 (9,475,050) 1,074,557 3,435,606 39,870,181 3,083,541 780,118
Franklin Investment Grade
Corporate ETF ............ 22,880,435 55,272,583 (3,045,813) (317,645) 846,154 75,635,714 3,423,174 694,448
Franklin Systematic Style Premia
ETF .................... 8,696,285 393,541 (987,429) 46,361 906,699 9,055,457 375,976 —
Franklin U.S. Core Bond ETF ... 179,960,360 48,565,381 (16,667,401) (2,963,445) 6,291,769 215,186,664 9,776,768 4,916,569
Franklin U.S. Core Equity (IU) Fund 140,498,475 11,525,264 (50,493,130) 12,431,401 19,153,138 133,115,148 7,453,256 1,289,110
Franklin U.S. Equity Index ETF . 14,968,633 4,103,544 (7,420,656) 753,067 1,768,450 14,173,038 282,023 129,995
Franklin U.S. Large Cap Multifactor
Index ETF ............... 33,011,646 949,718 (8,994,803) 2,083,524 4,351,031 31,401,116 540,002 250,659
Franklin U.S. Treasury Bond ETF 59,583,178 55,876,338 (8,660,583) (2,005,700) 3,252,422 108,045,655 5,130,373 2,295,726
Institutional Fiduciary Trust - Money
Market Portfolio, 4.74% ....... 2,128,612 73,049,868 (69,133,863) — — 6,044,617 6,044,617 224,438
Templeton Developing Markets
Trust, Class R6 ............ 9,751,940 1,133,210 (4,151,985) (46,271) 1,378,539 8,065,433 393,628 —
Templeton Foreign Fund, Class R6 9,717,617 1,382,287 (2,693,405) 441,920 435,495 9,283,914 1,082,041 —
Western Asset Core Plus Bond
Fund, Class IS ............ 100,478,405 10,744,333 (111,649,108) (13,804,488) 14,230,858 — — 3,080,293
Western Asset Short-Term Bond
Fund, Class IS ............ 22,616,221 2,569,131 (25,500,554) (169,486) 484,688 — — 651,749
Total Non-Controlled Affiliates $825,055,434 $304,754,428 $(353,183,670) $1,424,639 $69,276,587 $847,327,418 $16,496,070
Total Affiliated Securities .... $825,055,434 $304,754,428 $(353,183,670) $1,424,639 $69,276,587 $847,327,418 $16,496,070
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . 230,947,089 — (16,973,105) 1,843,846 40,623,376 256,441,206 1,741,891 —
Franklin Growth Opportunities
Fund, Class R6 ............ 251,269,180 — (40,560,339) 4,646,549 48,425,694 263,781,084 4,260,719 —
Franklin Mutual Shares Fund, Class
R6 ..................... 209,518,825 21,149,585 (11,403,727) 703,302 30,614,219 250,582,204 8,975,007 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Corefolio Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 4.74% ....... $ 1,179 $ 15,904,435 $ (15,904,708) $ — $ — $ 906 906 $ 6,304
Templeton Growth Fund, Inc., Class
R6 ..................... 222,226,088 12,029,522 (11,561,247) 813,056 21,874,124 245,381,543 8,716,929 —
Total Non-Controlled Affiliates $913,962,361 $49,083,542 $(96,403,126) $8,006,753 $141,537,413 $1,016,186,943 $6,304
Total Affiliated Securities .... $913,962,361 $49,083,542 $(96,403,126) $8,006,753 $141,537,413 $1,016,186,943 $6,304
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 36,237,958 4,455,344 (4,730,655) (207,441) 6,189,475 41,944,681 3,785,621 571,636
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 14,223,395 5,102,909 (1,720,457) (426,623) 357,365 17,536,589 1,912,387 408,291
ClearBridge International Growth
Fund, Class IS ............ 17,656,450 623,092 (2,096,754) 183,121 2,578,496 18,944,405 268,031 —
ClearBridge Large Cap Value Fund,
Class IS ................. 72,098,193 6,268,099 (6,938,124) 171,841 6,029,984 77,629,993 1,761,516 848,103
a
Franklin Growth Fund, Class R6 . 174,044,468 747,674 (20,562,588) 2,395,689 29,018,225 185,643,468 1,260,994 —
Franklin High Yield Corporate ETF 7,304,631 12,998,963 (927,057) (42,382) 471,331 19,805,486 810,206 335,119
Franklin International Aggregate
Bond ETF ................ 6,135,331 1,961,838 (709,587) (172,462) 329,285 7,544,405 362,799 —
Franklin International Core Equity
(IU) Fund ................ 115,442,847 10,360,046 (14,806,071) 664,048 12,300,229 123,961,099 9,587,092 2,300,979
Franklin Investment Grade
Corporate ETF ............ 9,161,624 28,234,504 (1,207,078) (78,474) 379,028 36,489,604 1,651,472 297,852
Franklin Systematic Style Premia
ETF .................... 12,133,894 1,391,096 (812,358) 17,252 1,347,482 14,077,366 584,482 —
Franklin U.S. Core Bond ETF ... 72,059,201 35,781,290 (5,980,982) (1,002,579) 2,956,823 103,813,753 4,716,663 2,119,820
Franklin U.S. Core Equity (IU) Fund 305,126,935 9,929,312 (56,299,412) 7,515,242 63,237,037 329,509,114 18,449,558 2,954,013
Franklin U.S. Equity Index ETF . 116,704,561 15,925,116 (28,004,721) 2,624,521 21,062,590 128,312,067 2,553,225 1,148,033
Franklin U.S. Large Cap Multifactor
Index ETF ............... 90,020,249 2,912,935 (13,870,844) 2,589,106 15,976,647 97,628,093 1,678,901 741,637
Franklin U.S. Treasury Bond ETF 23,858,015 30,409,643 (2,922,071) (477,855) 1,257,200 52,124,932 2,475,068 996,326
Institutional Fiduciary Trust - Money
Market Portfolio, 4.74% ....... 6,207,441 85,724,620 (81,759,655) — — 10,172,406 10,172,406 359,838
Templeton Developing Markets
Trust, Class R6 ............ 26,787,077 2,720,717 (8,596,468) (305,650) 4,228,370 24,834,046 1,212,008 —
Templeton Foreign Fund, Class R6 26,507,551 4,126,371 (4,797,379) 219,006 2,397,232 28,452,781 3,316,175 —
Western Asset Core Plus Bond
Fund, Class IS ............ 40,233,942 11,787,566 (52,555,641) (1,819,497) 2,353,630 — — 1,307,890
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 9,057,382 $ 2,862,685 $ (12,080,974) $ 161,663 $ (756) $ — — $ 277,362
Total Non-Controlled Affiliates $1,144,763,187 $269,868,476 $(316,648,221) $12,215,967 $166,280,198 $1,276,479,607 $14,095,263
Total Affiliated Securities .... $1,181,001,145 $274,323,820 $(321,378,876) $12,008,526 $172,469,673 $1,318,424,288 $14,666,899
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,313,314 216,600 (206,034) (51,714) (4,972) 2,267,194 247,240 54,875
BrandywineGLOBAL High Yield
Fund, Class IS ............ — 8,339,779 — — — 8,339,779 804,998 —
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 5,526,588 196,677 (1,560,419) 140,546 636,058 4,939,450 198,931 141,591
Franklin High Yield Corporate ETF 2,055,805 99,128 (197,628) (24,856) 105,164 2,037,613 83,355 84,393
Franklin International Core Dividend
Tilt Index ETF ............. 1,316,440 92,356 (129,522) 7,446 86,933 1,373,653 41,425 41,723
Franklin Investment Grade
Corporate ETF ............ 2,661,486 1,214,560 (252,829) (70,747) 111,003 3,663,473 165,804 75,392
Franklin U.S. Core Bond ETF ... 5,208,669 1,881,090 (487,855) (93,346) 163,091 6,671,649 303,119 130,597
Franklin U.S. Core Equity (IU) Fund 1,084,545 22,924 (431,474) 162,545 89,974 928,514 51,988 10,708
Franklin U.S. Government
Securities Fund, Class R6 ..... 3,133,651 1,250,387 (291,272) (50,564) 78,337 4,120,539 789,375 77,854
Institutional Fiduciary Trust - Money
Market Portfolio, 4.74% ....... 1,101,739 5,045,825 (4,975,436) — — 1,172,128 1,172,128 39,257
Templeton Developing Markets
Trust, Class R6 ............ 487,991 5,817 (111,291) (14,941) 85,109 452,685 22,093 —
Templeton Foreign Fund, Class R6 1,008,454 10,387 (186,789) 38,653 45,496 916,201 106,783 —
Western Asset Income Fund, Class
IS ..................... 6,817,371 404,777 (7,244,009) (691,395) 713,256 — — 378,261
Western Asset Short Duration High
Income Fund, Class I ........ 5,025,310 294,196 (5,398,094) (333,117) 411,705 — — 274,064
Total Non-Controlled Affiliates $37,741,363 $19,074,503 $(21,472,652) $(981,490) $2,521,154 $36,882,878 $1,308,715
Total Affiliated Securities .... $37,741,363 $19,074,503 $(21,472,652) $(981,490) $2,521,154 $36,882,878 $1,308,715
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,087,048 204,386 (282,655) (78,214) 54,242 984,807 107,394 26,362
ClearBridge International Growth
Fund, Class IS ............ 381,221 5,779 (121,750) 8,702 40,787 314,739 4,453 —
ClearBridge Large Cap Value Fund,
Class IS ................. 852,285 58,623 (266,017) 37,206 24,255 706,352 16,028 8,356
a
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 824,345 $ 52,232 $ (273,478) $ (13,452) $ 123,269 $ 712,916 64,343 $ 10,622
Franklin Growth Fund, Class R6 . 2,033,799 51,519 (717,599) 287,238 34,226 1,689,183 11,474 —
Franklin High Yield Corporate ETF 558,177 666,719 (139,039) (12,628) 38,725 1,111,954 45,488 22,445
Franklin International Aggregate
Bond ETF ................ 468,379 56,663 (108,987) (26,737) 34,297 423,615 20,371 —
Franklin International Core Equity
(IU) Fund ................ 2,492,364 129,631 (798,941) 77,575 158,883 2,059,512 159,282 41,672
Franklin Investment Grade
Corporate ETF ............ 700,604 1,529,117 (193,839) (24,251) 37,213 2,048,844 92,728 20,029
Franklin Systematic Style Premia
ETF .................... 295,198 10,980 (67,153) 3,770 27,200 269,995 11,210 —
Franklin U.S. Core Bond ETF ... 5,511,219 1,574,215 (1,336,579) (237,031) 317,811 5,829,635 264,863 141,958
Franklin U.S. Core Equity (IU) Fund 4,528,984 320,602 (2,010,206) 604,008 322,131 3,765,519 210,835 38,282
Franklin U.S. Equity Index ETF . 481,751 134,518 (289,122) 45,916 27,720 400,783 7,975 3,744
Franklin U.S. Large Cap Multifactor
Index ETF ............... 1,063,106 44,729 (409,745) 138,201 50,671 886,962 15,253 7,249
Franklin U.S. Treasury Bond ETF 1,824,228 1,700,235 (626,660) (108,031) 137,526 2,927,298 138,998 66,051
Institutional Fiduciary Trust - Money
Market Portfolio, 4.74% ....... 164,927 4,570,856 (4,497,959) — — 237,824 237,824 7,120
Templeton Developing Markets
Trust, Class R6 ............ 582,832 89,032 (318,990) (16,788) 86,335 422,421 20,616 —
Templeton Foreign Fund, Class R6 572,338 74,794 (225,906) 34,461 9,971 465,658 54,273 —
Western Asset Core Plus Bond
Fund, Class IS ............ 3,077,238 369,525 (3,449,647) (435,396) 438,280 — — 89,187
Western Asset Short-Term Bond
Fund, Class IS ............ 692,612 79,874 (781,137) (15,844) 24,495 — — 18,855
Total Non-Controlled Affiliates $28,192,655 $11,724,029 $(16,915,409) $268,705 $1,988,037 $25,258,017 $501,932
Total Affiliated Securities .... $28,192,655 $11,724,029 $(16,915,409) $268,705 $1,988,037 $25,258,017 $501,932
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 3,319,712 728,915 (479,156) (125,770) 73,007 3,516,708 383,501 89,662
ClearBridge International Growth
Fund, Class IS ............ 1,671,512 9,003 (311,102) 26,761 215,322 1,611,496 22,800 —
ClearBridge Large Cap Value Fund,
Class IS ................. 3,735,880 259,251 (677,846) 66,482 231,667 3,615,434 82,038 40,732
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,609,671 300,182 (798,720) (28,570) 570,711 3,653,274 329,718 51,756
Franklin Growth Fund, Class R6 . 8,914,864 114,645 (1,912,555) 681,515 847,517 8,645,986 58,728 —
Franklin High Yield Corporate ETF 1,706,502 2,404,259 (229,840) (18,044) 108,898 3,971,775 162,478 75,544
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin International Aggregate
Bond ETF ................ $ 1,431,031 $ 201,795 $ (149,832) $ (37,327) $ 67,336 $ 1,513,003 72,758 $ —
Franklin International Core Equity
(IU) Fund ................ 10,928,089 715,134 (2,244,879) 180,272 966,207 10,544,823 815,532 201,250
Franklin Investment Grade
Corporate ETF ............ 2,140,380 5,485,698 (361,548) (60,135) 112,762 7,317,157 331,165 67,374
Franklin Systematic Style Premia
ETF .................... 1,092,957 74,232 (130,024) 5,023 115,299 1,157,487 48,058 —
Franklin U.S. Core Bond ETF ... 16,834,046 5,697,142 (2,049,909) (356,582) 693,638 20,818,335 945,858 477,740
Franklin U.S. Core Equity (IU) Fund 19,852,245 1,196,024 (6,180,694) 1,456,609 2,949,251 19,273,435 1,079,140 182,752
Franklin U.S. Equity Index ETF . 2,114,296 621,022 (1,038,712) 123,753 231,297 2,051,656 40,825 18,402
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,663,962 164,365 (1,181,589) 276,550 623,228 4,546,516 78,186 35,544
Franklin U.S. Treasury Bond ETF 5,573,561 5,739,071 (988,293) (160,577) 289,116 10,452,878 496,338 223,112
Institutional Fiduciary Trust - Money
Market Portfolio, 4.74% ....... 404,403 14,260,966 (13,557,808) — — 1,107,561 1,107,561 32,368
Templeton Developing Markets
Trust, Class R6 ............ 2,565,806 368,966 (1,116,817) (58,688) 405,439 2,164,706 105,647 —
Templeton Foreign Fund, Class R6 2,509,499 331,611 (679,847) 92,387 130,755 2,384,405 277,903 —
Western Asset Core Plus Bond
Fund, Class IS ............ 9,399,396 1,320,320 (10,772,996) (1,224,127) 1,277,407 — — 298,089
Western Asset Short-Term Bond
Fund, Class IS ............ 2,115,581 296,585 (2,443,233) (31,187) 62,254 — — 63,077
Total Non-Controlled Affiliates $104,583,393 $40,289,186 $(47,305,400) $808,345 $9,971,111 $108,346,635 $1,857,402
Total Affiliated Securities .... $104,583,393 $40,289,186 $(47,305,400) $808,345 $9,971,111 $108,346,635 $1,857,402
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,511,702 489,251 (155,022) (39,460) 24,332 1,830,803 199,651 44,963
ClearBridge International Growth
Fund, Class IS ............ 1,111,715 64,067 (130,582) 7,652 166,460 1,219,312 17,251 —
ClearBridge Large Cap Value Fund,
Class IS ................. 2,486,207 300,883 (263,546) 1,866 211,881 2,737,291 62,112 29,629
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,392,445 350,827 (369,894) 10,420 383,742 2,767,540 249,778 37,806
Franklin Growth Fund, Class R6 . 5,932,774 340,626 (812,591) 62,318 1,022,831 6,545,958 44,464 —
Franklin High Yield Corporate ETF 774,294 1,315,950 (69,279) (5,064) 51,266 2,067,167 84,564 37,025
Franklin International Aggregate
Bond ETF ................ 651,460 154,940 (35,540) (8,197) 24,594 787,257 37,858 —
Franklin International Core Equity
(IU) Fund ................ 7,268,271 783,502 (887,067) 22,781 791,052 7,978,539 617,056 145,639
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Investment Grade
Corporate ETF ............ $ 971,595 $ 2,930,177 $ (122,438) $ (20,407) $ 50,374 $ 3,809,301 172,404 $ 32,933
Franklin Systematic Style Premia
ETF .................... 628,629 89,014 (35,548) 792 70,642 753,529 31,286 —
Franklin U.S. Core Bond ETF ... 7,642,216 3,565,422 (564,761) (91,548) 286,395 10,837,724 492,400 234,662
Franklin U.S. Core Equity (IU) Fund 13,211,611 1,438,339 (3,179,099) 391,807 2,729,391 14,592,049 817,024 130,816
Franklin U.S. Equity Index ETF . 1,406,756 500,952 (609,671) 59,799 194,839 1,552,675 30,896 13,444
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,103,041 227,135 (528,627) 82,087 558,553 3,442,189 59,195 25,932
Franklin U.S. Treasury Bond ETF 2,529,946 3,105,202 (269,697) (41,853) 118,159 5,441,757 258,393 109,906
Institutional Fiduciary Trust - Money
Market Portfolio, 4.74% ....... 712,937 9,070,056 (9,184,024) — — 598,969 598,969 24,116
Templeton Developing Markets
Trust, Class R6 ............ 1,719,622 315,952 (649,792) 32,382 221,745 1,639,909 80,035 —
Templeton Foreign Fund, Class R6 1,669,040 325,402 (353,815) 10,082 153,459 1,804,168 210,276 —
Western Asset Core Plus Bond
Fund, Class IS ............ 4,267,097 918,397 (5,232,062) (421,219) 467,787 — — 145,113
Western Asset Short-Term Bond
Fund, Class IS ............ 960,425 222,493 (1,199,451) 3,511 13,022 — — 30,760
Total Non-Controlled Affiliates $60,951,783 $26,508,587 $(24,652,506) $57,749 $7,540,524 $70,406,137 $1,042,744
Total Affiliated Securities .... $60,951,783 $26,508,587 $(24,652,506) $57,749 $7,540,524 $70,406,137 $1,042,744
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,160,214 697,635 (176,526) (43,891) 25,087 2,662,519 290,351 64,638
ClearBridge International Growth
Fund, Class IS ............ 2,443,406 69,636 (211,762) 16,993 366,650 2,684,923 37,987 —
ClearBridge Large Cap Value Fund,
Class IS ................. 5,462,294 533,052 (441,083) 4,625 465,530 6,024,418 136,701 64,926
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,255,477 583,619 (623,026) (17,818) 886,953 6,085,205 549,206 82,117
Franklin Growth Fund, Class R6 . 13,034,561 370,374 (1,383,366) 163,755 2,221,406 14,406,730 97,859 —
Franklin High Yield Corporate ETF 1,111,525 1,905,445 (76,805) (5,395) 72,258 3,007,028 123,012 53,246
Franklin International Aggregate
Bond ETF ................ 931,048 222,049 (31,735) (7,600) 31,564 1,145,326 55,077 —
Franklin International Core Equity
(IU) Fund ................ 15,974,688 1,311,997 (1,516,380) 67,303 1,730,989 17,568,597 1,358,747 316,919
Franklin Investment Grade
Corporate ETF ............ 1,393,954 4,242,180 (140,659) (24,812) 69,068 5,539,731 250,721 47,348
Franklin Systematic Style Premia
ETF .................... 1,220,519 159,236 (60,696) 1,195 136,901 1,457,155 60,500 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Core Bond ETF ... $ 10,965,448 $ 5,029,703 $ (520,532) $ (83,934) $ 370,874 $ 15,761,559 716,109 $ 337,422
Franklin U.S. Core Equity (IU) Fund 29,026,351 2,114,931 (5,885,199) 634,084 6,224,654 32,114,821 1,798,142 285,223
Franklin U.S. Equity Index ETF . 3,092,366 1,049,245 (1,282,502) 146,301 413,783 3,419,193 68,037 29,457
Franklin U.S. Large Cap Multifactor
Index ETF ............... 6,819,236 331,708 (984,565) 177,444 1,231,610 7,575,433 130,274 56,821
Franklin U.S. Treasury Bond ETF 3,630,568 4,424,301 (253,699) (38,479) 150,983 7,913,674 375,768 158,114
Institutional Fiduciary Trust - Money
Market Portfolio, 4.74% ....... 167,891 12,216,564 (11,315,941) — — 1,068,514 1,068,514 44,131
Templeton Developing Markets
Trust, Class R6 ............ 3,784,328 568,743 (1,307,508) (64,697) 625,015 3,605,881 175,982 —
Templeton Foreign Fund, Class R6 3,668,343 571,895 (628,823) 26,831 334,772 3,973,018 463,056 —
Western Asset Core Plus Bond
Fund, Class IS ............ 6,122,530 1,350,083 (7,543,841) (597,260) 668,488 — — 208,346
Western Asset Short-Term Bond
Fund, Class IS ............ 1,378,083 313,221 (1,715,360) 8,403 15,653 — — 44,166
Total Non-Controlled Affiliates $117,642,830 $38,065,617 $(36,100,008) $363,048 $16,042,238 $136,013,725 $1,792,874
Total Affiliated Securities .... $117,642,830 $38,065,617 $(36,100,008) $363,048 $16,042,238 $136,013,725 $1,792,874
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,143,148 54,605 (100,669) 6,499 175,089 1,278,672 18,091 —
ClearBridge Large Cap Value Fund,
Class IS ................. 2,555,586 308,512 (217,458) 1,579 221,202 2,869,421 65,111 30,691
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,441,885 333,231 (287,483) (13,469) 424,800 2,898,964 261,639 39,153
Franklin Growth Fund, Class R6 . 6,169,181 282,924 (714,781) 37,833 1,086,712 6,861,869 46,610 —
Franklin High Yield Corporate ETF 342,177 636,037 (16,020) (1,299) 22,967 983,862 40,248 16,940
Franklin International Core Equity
(IU) Fund ................ 7,473,832 826,622 (782,098) 15,134 833,343 8,366,833 647,087 150,687
Franklin Investment Grade
Corporate ETF ............ 428,834 1,397,417 (28,697) (4,962) 20,385 1,812,977 82,053 15,031
Franklin Systematic Style Premia
ETF .................... 512,824 76,086 (24,777) (100) 58,256 622,289 25,837 —
Franklin U.S. Core Bond ETF ... 3,375,466 1,827,094 (144,667) (24,315) 125,610 5,159,188 234,402 107,477
Franklin U.S. Core Equity (IU) Fund 10,815,466 515,818 (1,681,615) 282,864 2,246,919 12,179,452 681,940 106,503
Franklin U.S. Equity Index ETF . 4,135,988 459,686 (704,860) 62,272 789,720 4,742,806 94,375 41,554
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,189,700 204,344 (451,936) 55,435 610,199 3,607,742 62,042 26,851
Franklin U.S. Treasury Bond ETF 1,117,178 1,503,340 (70,732) (11,630) 52,140 2,590,296 122,996 50,440
Institutional Fiduciary Trust - Money
Market Portfolio, 4.74% ....... 308,445 5,472,588 (5,214,698) — — 566,335 566,335 19,215
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Developing Markets
Trust, Class R6 ............ $ 1,781,865 $ 283,330 $ (612,656) $ (21,997) $ 287,328 $ 1,717,870 83,839 $ —
Templeton Foreign Fund, Class R6 1,716,215 294,131 (289,937) 10,215 161,609 1,892,233 220,540 —
Western Asset Core Plus Bond
Fund, Class IS ............ 1,884,719 578,380 (2,492,552) (86,657) 116,110 — — 65,970
Western Asset Short-Term Bond
Fund, Class IS ............ 424,242 134,975 (567,308) 7,894 197 — — 13,995
Total Non-Controlled Affiliates $49,816,751 $15,189,120 $(14,402,944) $315,296 $7,232,586 $58,150,809 $684,507
Total Affiliated Securities .... $49,816,751 $15,189,120 $(14,402,944) $315,296 $7,232,586 $58,150,809 $684,507
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 2,116,749 131,471 (185,723) 10,491 329,728 2,402,716 33,994 —
ClearBridge Large Cap Value Fund,
Class IS ................. 4,733,010 630,311 (387,344) 2,745 414,266 5,392,988 122,373 57,491
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 4,514,017 656,095 (492,763) (19,670) 792,134 5,449,813 491,860 73,420
Franklin Growth Fund, Class R6 . 11,425,471 601,574 (1,229,684) 58,092 2,041,214 12,896,667 87,601 —
Franklin International Core Equity
(IU) Fund ................ 13,839,193 1,599,545 (1,307,687) 26,789 1,563,988 15,721,828 1,215,919 282,482
Franklin Systematic Style Premia
ETF .................... 864,571 127,336 (31,504) 22 98,336 1,058,761 43,959 —
Franklin U.S. Core Bond ETF ... 3,590,239 6,902,896 (329,663) (48,899) 154,985 10,269,558 466,586 116,843
Franklin U.S. Core Equity (IU) Fund 20,030,536 916,192 (2,779,264) 661,624 4,061,722 22,890,810 1,281,680 199,286
Franklin U.S. Equity Index ETF . 7,661,202 938,166 (1,276,912) 97,932 1,493,575 8,913,963 177,375 77,845
Franklin U.S. Large Cap Multifactor
Index ETF ............... 5,908,547 455,436 (825,174) 102,513 1,139,957 6,781,279 116,617 50,310
Institutional Fiduciary Trust - Money
Market Portfolio, 4.74% ....... 349,503 8,437,277 (8,001,872) — — 784,908 784,908 31,558
Templeton Developing Markets
Trust, Class R6 ............ 3,318,948 523,828 (1,111,357) (57,747) 555,814 3,229,486 157,613 —
Templeton Foreign Fund, Class R6 3,177,885 578,721 (525,366) 20,827 303,652 3,555,719 414,419 —
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class IS ............ $ 3,600,983 $ 1,636,381 $ (5,320,739) $ (13,495) $ 96,870 $ — — $ 135,063
Total Non-Controlled Affiliates $85,130,854 $24,135,229 $(23,805,052) $841,224 $13,046,241 $99,348,496 $1,024,298
Total Affiliated Securities .... $85,130,854 $24,135,229 $(23,805,052) $841,224 $13,046,241 $99,348,496 $1,024,298
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,064,121 197,649 (50,017) 1,141 184,719 1,397,613 19,774 —
ClearBridge Large Cap Value Fund,
Class IS ................. 2,378,783 646,945 (117,263) (235) 228,299 3,136,529 71,172 31,822
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,263,490 610,611 (127,739) (4,782) 428,068 3,169,648 286,069 41,001
Franklin Growth Fund, Class R6 . 5,742,365 997,717 (359,214) 4,658 1,115,027 7,500,553 50,948 —
Franklin International Core Equity
(IU) Fund ................ 6,957,196 1,706,588 (373,176) (2,189) 856,526 9,144,945 707,266 155,121
Franklin Systematic Style Premia
ETF .................... 410,549 126,612 (7,414) 46 47,963 577,756 23,988 —
Franklin U.S. Core Bond ETF ... 589,686 1,718,912 (48,461) (1,785) 28,685 2,287,037 103,909 21,215
Franklin U.S. Core Equity (IU) Fund 10,067,241 1,610,857 (881,018) 76,764 2,439,020 13,312,864 745,401 107,271
Franklin U.S. Equity Index ETF . 3,849,850 935,137 (455,059) 7 854,109 5,184,044 103,155 43,085
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,969,234 591,907 (282,233) 1,937 662,423 3,943,268 67,812 27,829
Institutional Fiduciary Trust - Money
Market Portfolio, 4.74% ....... 313,460 4,327,880 (3,942,774) — — 698,566 698,566 17,795
Templeton Developing Markets
Trust, Class R6 ............ 1,666,680 440,222 (504,588) (22,713) 298,782 1,878,383 91,673 —
Templeton Foreign Fund, Class R6 1,597,562 468,797 (178,126) 3,871 176,426 2,068,530 241,087 —
Western Asset Core Plus Bond
Fund, Class IS ............ 591,854 572,486 (1,189,879) 44,729 (19,190) — — 24,178
Western Asset Short-Term Bond
Fund, Class IS ............ 6 — — (6) — — — —
Total Non-Controlled Affiliates $40,462,077 $14,952,320 $(8,516,961) $101,443 $7,300,857 $54,299,736 $469,317
Total Affiliated Securities .... $40,462,077 $14,952,320 $(8,516,961) $101,443 $7,300,857 $54,299,736 $469,317
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 837,457 90,452 (51,637) 1,445 138,550 1,016,267 14,378 —
ClearBridge Large Cap Value Fund,
Class IS ................. 1,871,945 368,608 (131,353) 281 171,435 2,280,916 51,757 23,694
a
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 1,783,287 $ 339,717 $ (138,426) $ (12,290) $ 331,196 $ 2,303,484 207,896 $ 30,368
Franklin Growth Fund, Class R6 . 4,518,859 462,683 (383,908) 7,036 849,817 5,454,487 37,050 —
Franklin International Core Equity
(IU) Fund ................ 5,475,307 941,853 (418,214) 1,918 648,856 6,649,720 514,286 116,104
Franklin Systematic Style Premia
ETF .................... 319,619 65,106 (5,758) (5) 36,821 415,783 17,263 —
Franklin U.S. Core Bond ETF ... 292,324 993,296 (67,002) (586) 16,091 1,234,123 56,071 10,678
Franklin U.S. Core Equity (IU) Fund 7,922,253 756,734 (923,345) 47,478 1,878,167 9,681,287 542,065 81,403
Franklin U.S. Equity Index ETF . 3,029,936 486,341 (398,181) 23,745 627,276 3,769,117 75,000 32,144
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,337,039 282,646 (258,914) 13,485 493,935 2,868,191 49,324 20,760
Institutional Fiduciary Trust - Money
Market Portfolio, 4.74% ....... 236,168 4,230,576 (4,078,137) — — 388,607 388,607 12,382
Templeton Developing Markets
Trust, Class R6 ............ 1,311,487 258,923 (412,279) (17,402) 224,340 1,365,069 66,621 —
Templeton Foreign Fund, Class R6 1,257,276 283,503 (171,750) 4,776 130,286 1,504,091 175,302 —
Western Asset Core Plus Bond
Fund, Class IS ............ 293,346 357,717 (666,735) 26,707 (11,035) — — 12,062
Total Non-Controlled Affiliates $31,486,303 $9,918,155 $(8,105,639) $96,588 $5,535,735 $38,931,142 $339,595
Total Affiliated Securities .... $31,486,303 $9,918,155 $(8,105,639) $96,588 $5,535,735 $38,931,142 $339,595
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 121,671 51,516 (9,639) (31) 23,512 187,029 2,646 —
ClearBridge Large Cap Value Fund,
Class IS ................. 271,967 140,365 (21,201) (283) 28,917 419,765 9,525 4,047
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 258,560 133,838 (22,632) (4,988) 59,148 423,926 38,261 5,226
Franklin Growth Fund, Class R6 . 656,526 266,755 (59,187) (1,781) 141,492 1,003,805 6,818 —
Franklin International Core Equity
(IU) Fund ................ 795,474 394,992 (73,617) (1,785) 108,717 1,223,781 94,647 19,606
Franklin Systematic Style Premia
ETF .................... 46,418 24,876 (563) (3) 5,598 76,326 3,169 —
Franklin U.S. Core Bond ETF ... 42,159 195,573 (13,905) (71) 2,947 226,703 10,300 1,794
Franklin U.S. Core Equity (IU) Fund 1,150,996 455,924 (138,947) 923 312,773 1,781,669 99,757 13,459
Franklin U.S. Equity Index ETF . 440,132 201,111 (54,431) 212 106,494 693,518 13,800 5,469
Franklin U.S. Large Cap Multifactor
Index ETF ............... 339,051 141,875 (37,049) 334 82,337 526,548 9,055 3,530
Institutional Fiduciary Trust - Money
Market Portfolio, 4.74% ....... 94,853 1,115,949 (1,102,710) — — 108,092 108,092 2,735
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2060 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Developing Markets
Trust, Class R6 ............ $ 191,056 $ 92,540 $ (67,963) $ (2,444) $ 38,043 $ 251,232 12,261 $ —
Templeton Foreign Fund, Class R6 182,664 105,807 (35,028) (237) 23,595 276,801 32,261 —
Western Asset Core Plus Bond
Fund, Class IS ............ 42,616 73,231 (118,838) 5,075 (2,084) — — 2,021
Total Non-Controlled Affiliates $4,634,143 $3,394,352 $(1,755,710) $(5,079) $931,489 $7,199,195 $57,887
Total Affiliated Securities .... $4,634,143 $3,394,352 $(1,755,710) $(5,079) $931,489 $7,199,195 $57,887
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 35,295,411 4,040,826 (6,297,855) (207,685) 5,795,554 38,626,251 3,486,124 536,997
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 40,799,789 9,331,189 (4,296,583) (1,093,402) 555,935 45,296,928 4,939,687 1,122,316
ClearBridge International Growth
Fund, Class IS ............ 17,065,760 503,302 (2,787,778) 257,578 2,345,127 17,383,989 245,953 —
ClearBridge Large Cap Value Fund,
Class IS ................. 71,152,721 4,062,616 (10,105,076) 391,366 5,468,878 70,970,505 1,610,404 797,377
a
Franklin Growth Fund, Class R6 . 166,310,770 2,649,432 (28,435,793) 6,226,901 23,610,543 170,361,853 1,157,192 —
Franklin High Yield Corporate ETF 20,948,797 31,587,351 (2,529,641) (209,736) 1,362,825 51,159,596 2,092,845 936,256
Franklin International Aggregate
Bond ETF ................ 17,594,286 3,114,766 (1,611,180) (407,600) 798,033 19,488,305 937,163 —
Franklin International Core Equity
(IU) Fund ................ 111,579,997 7,789,953 (17,928,165) 1,503,296 10,807,326 113,752,407 8,797,557 2,167,448
Franklin Investment Grade
Corporate ETF ............ 26,273,427 70,722,995 (3,449,834) (329,794) 1,037,418 94,254,212 4,265,823 834,211
Franklin Systematic Style Premia
ETF .................... 15,518,135 1,144,593 (1,169,499) 43,549 1,687,705 17,224,483 715,148 —
Franklin U.S. Core Bond ETF ... 206,644,306 71,924,851 (14,948,404) (2,524,165) 7,058,748 268,155,336 12,183,341 5,919,496
Franklin U.S. Core Equity (IU) Fund 370,356,559 27,387,431 (103,945,397) 16,365,968 69,603,314 379,767,875 21,263,599 3,554,709
Franklin U.S. Equity Index ETF . 39,457,841 12,498,873 (18,445,151) 1,454,914 5,471,128 40,437,605 804,650 361,507
Franklin U.S. Large Cap Multifactor
Index ETF ............... 87,019,424 2,352,774 (17,361,924) 3,636,288 13,943,224 89,589,786 1,540,667 696,528
Franklin U.S. Treasury Bond ETF 68,417,872 72,780,935 (8,302,360) (1,848,675) 3,593,483 134,641,255 6,393,222 2,770,513
Institutional Fiduciary Trust - Money
Market Portfolio, 4.74% ....... 6,534,089 121,531,787 (116,707,800) — — 11,358,076 11,358,076 436,084
Templeton Developing Markets
Trust, Class R6 ............ 25,614,321 3,066,537 (9,527,575) (340,278) 4,047,210 22,860,215 1,115,677 —
Templeton Foreign Fund, Class R6 25,621,000 3,791,336 (5,633,963) 468,341 1,987,592 26,234,306 3,057,611 —
Western Asset Core Plus Bond
Fund, Class IS ............ 115,377,631 18,998,407 (135,252,352) (12,819,107) 13,695,421 — — 3,684,363
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2024, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ 25,970,221 $ 4,554,914 $ (30,927,897) $ 2,472 $ 400,290 $ — — $ 780,255
Total Non-Controlled Affiliates $1,458,256,946 $469,794,042 $(533,366,372) $10,777,916 $167,474,200 $1,572,936,732 $24,061,063
Total Affiliated Securities .... $1,493,552,357 $473,834,868 $(539,664,227) $10,570,231 $173,269,754 $1,611,562,983 $24,598,060
a
Dividend income includes capital gain distributions received, if any, from underlying funds.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Controlled Affiliates
Dividends
Franklin BSP Private Credit
Fund, Class Advisor ........ $ — $ 32,000,000 $ — $ — $ 214,528 $ 32,214,528 3,076,841 $ 1,024,460
Franklin Systematic Style Premia
ETF ................... 48,171,250 — — — 5,418,320 53,589,570 2,225,000 —
Total Controlled Affiliates ... $48,171,250 $ 32,000,000 $ — $ — $ 5,632,848 $85,804,098 $ 1,024,460
Non-Controlled Affiliates
Dividends
Franklin FTSE India ETF ..... $ — $ 6,789,332 $ — $ — $ 126,263 $ 6,915,595 165,050 $ —
Franklin High Yield Corporate
ETF ................... — 5,010,200 — — 1,025 5,011,225 205,000 —
Franklin Senior Loan ETF .... 5,100,900 — (5,090,300) 73,589 (84,189) — 280,056
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . 73,636,327 437,819,036 (354,234,534) — — 157,220,829 157,220,829 3,824,598
Total Non-Controlled Affiliates $78,737,227 $ 449,618,568 $ (359,324,834) $ 73,589 $ 43,099 $169,147,649 $ 4,104,654
Total Affiliated Securities ... $126,908,477 481,618,568 (359,324,834) 73,589 $5,675,947 $254,951,747 5,129,114
3. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 889,722,351 $ — $ — $ 889,722,351
Short Term Investments ................... 6,044,617 490,039 — 6,534,656
Total Investments in Securities ........... $895,766,968 $490,039 $— $896,257,007
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,016,186,037 — — 1,016,186,037
Short Term Investments ................... 906 — — 906
Total Investments in Securities ........... $1,016,186,943 $— $— $1,016,186,943
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 5,691,861 $ 7,708,355 $ — $ 13,400,216
Air Freight & Logistics ................... 5,724,310 — — 5,724,310
Automobile Components ................. — 6,929,050 — 6,929,050
Automobiles .......................... 23,752,589 — — 23,752,589
Banks ............................... 5,160,166 74,153,529 — 79,313,695
Biotechnology ......................... 52,388,423 — — 52,388,423
Broadline Retail ....................... 70,705,756 — — 70,705,756
Building Products ...................... 8,907,154 4,602,402 — 13,509,556
Capital Markets ........................ 7,647,432 30,070,293 — 37,717,725
Chemicals ........................... 7,765,446 7,587,608 — 15,353,054
Commercial Services & Supplies ........... 7,307,093 — — 7,307,093
Communications Equipment .............. 12,774,117 — — 12,774,117
Construction Materials .................. 5,174,892 — — 5,174,892
Consumer Staples Distribution & Retail ...... 40,364,144 7,276,577 — 47,640,721
Diversified Telecommunication Services ..... — 11,337,431 — 11,337,431
Electric Utilities ........................ 3,794,406 5,798,257 — 9,592,663

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Electrical Equipment .................... $ 30,101,901 $ — $ — $ 30,101,901
Electronic Equipment, Instruments &
Components ........................ — 7,631,532 — 7,631,532
Entertainment ......................... 17,794,166 16,997,559 — 34,791,725
Financial Services ...................... 42,360,778 18,124,474 — 60,485,252
Food Products ........................ — 6,500,075 — 6,500,075
Ground Transportation .................. 21,259,048 — — 21,259,048
Health Care Equipment & Supplies ......... 49,232,292 3,801,143 — 53,033,435
Health Care Providers & Services .......... 23,256,601 — — 23,256,601
Hotels, Restaurants & Leisure ............. 39,577,079 3,666,617 — 43,243,696
Household Durables .................... 13,272,087 — — 13,272,087
Household Products .................... 31,915,889 — — 31,915,889
Industrial Conglomerates ................ — 27,178,381 — 27,178,381
Insurance ............................ 17,525,152 16,195,452 — 33,720,604
Interactive Media & Services .............. 77,964,038 8,119,092 — 86,083,130
IT Services ........................... 37,810,707 — — 37,810,707
Life Sciences Tools & Services ............ 8,941,211 — — 8,941,211
Machinery ............................ 15,416,386 8,559,545 — 23,975,931
Metals & Mining ....................... 13,115,460 3,308,609 — 16,424,069
Oil, Gas & Consumable Fuels ............. 65,374,292 — — 65,374,292
Personal Care Products ................. 13,164,214 8,891,644 — 22,055,858
Pharmaceuticals ....................... 40,649,244 38,935,812 — 79,585,056
Professional Services ................... 7,124,252 23,772,680 — 30,896,932
Retail REITs .......................... 7,135,855 — — 7,135,855
Semiconductors & Semiconductor Equipment . 124,286,588 42,774,474 — 167,061,062
Software ............................. 132,223,424 7,404,862 — 139,628,286
Specialty Retail ........................ 39,631,660 4,006,439 — 43,638,099
Technology Hardware, Storage & Peripherals . 88,968,720 4,258,725 — 93,227,445
Textiles, Apparel & Luxury Goods .......... 20,836,414 3,529,605 — 24,366,019
Trading Companies & Distributors .......... 16,512,817 — — 16,512,817
Wireless Telecommunication Services ....... — 5,952,648 — 5,952,648
Management Investment Companies ......... 149,465,638 — — 149,465,638
Preferred Stocks ......................... 9,907,699 — — 9,907,699
Corporate Bonds ........................ — 204,621,715 — 204,621,715
Foreign Government and Agency Securities .... — 351,379,310 — 351,379,310
U.S. Government and Agency Securities ....... — 167,778,788 — 167,778,788
Mortgage-Backed Securities ................ — 65,927,231 — 65,927,231
Short Term Investments ................... 157,220,829 — — 157,220,829
Total Investments in Securities ........... $1,569,202,230 $1,204,779,914
b
$— $2,773,982,144
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $6,157,429 $— $6,157,429
Total Other Financial Instruments ......... $— $6,157,429 $— $6,157,429
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,385,040,249 $ — $ — $ 1,385,040,249
Short Term Investments ................... 10,172,406 681,458 — 10,853,864
Total Investments in Securities ........... $1,395,212,655 $681,458 $— $1,395,894,113
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 42,860,215 — — 42,860,215
Index-Linked Notes :
Capital Markets ........................ — — 2,301,283 2,301,283
Short Term Investments ................... 1,172,128 — — 1,172,128
Total Investments in Securities ........... $44,032,343 $— $2,301,283 $46,333,626
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 26,494,899 — — 26,494,899
Short Term Investments ................... 237,824 — — 237,824
Total Investments in Securities ........... $26,732,723 $— $— $26,732,723
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 113,625,115 — — 113,625,115
Short Term Investments ................... 1,107,561 — — 1,107,561
Total Investments in Securities ........... $114,732,676 $— $— $114,732,676
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 73,998,387 — — 73,998,387
Short Term Investments ................... 598,969 34,437 — 633,406
Total Investments in Securities ........... $74,597,356 $34,437 $— $74,631,793
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 143,110,794 — — 143,110,794
Short Term Investments ................... 1,068,514 168,658 — 1,237,172
Total Investments in Securities ........... $144,179,308 $168,658 $— $144,347,966
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 61,163,680 — — 61,163,680
Short Term Investments ................... 566,335 44,112 — 610,447
Total Investments in Securities ........... $61,730,015 $44,112 $— $61,774,127
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2024, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 104,026,906 $ — $ — $ 104,026,906
Short Term Investments ................... 784,908 — — 784,908
Total Investments in Securities ........... $104,811,814 $— $— $104,811,814
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 56,778,576 — — 56,778,576
Short Term Investments ................... 698,566 51,241 — 749,807
Total Investments in Securities ........... $57,477,142 $51,241 $— $57,528,383
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 40,848,807 — — 40,848,807
Short Term Investments ................... 388,607 — — 388,607
Total Investments in Securities ........... $41,237,414 $— $— $41,237,414
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 7,517,895 — — 7,517,895
Short Term Investments ................... 108,092 — — 108,092
Total Investments in Securities ........... $7,625,987 $— $— $7,625,987
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,693,334,946 — — 1,693,334,946
Short Term Investments ................... 11,358,076 917,214 — 12,275,290
Total Investments in Securities ........... $1,704,693,022 $917,214 $— $1,705,610,236
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $415,072,870, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 3 financial instruments, for the Franklin Global Allocation Fund and Franklin LifeSmart
TM
Retirement Income Fund,
include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
Abbreviations
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes :
Capital Markets ..... $ 2,270,512 $ 2,099,710 $ (2,335,175) $ — $ — $ — $ 235,262 $ 30,974 $ 2,301,283 $ 201,574
Total Investments in
Securities ............ $2,270,512 $2,099,710 $(2,335,175) $— $— $— $235,262 $30,974 $2,301,283 $201,574
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
Counterparty
BZWS
Barclays Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
INR
Indian Rupee
JPY
Japanese Yen
MXN
Mexican Peso
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
REIT
Real Estate Investment Trust
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.